FILE NO. 33-86102
                                                               FILE NO. 811-8852
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A
                                   ---------
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933            (X)
                          Pre-Effective Amendment No.            ( )
                        Post-Effective Amendment No. 21          (X)
                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940        (X)
                                Amendment No. 22                 (X)
                                   ---------
                    JOHN HANCOCK INSTITUTIONAL SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)
                             101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
              (Address of Principal Executive Offices) (Zip Code)
                 Registrant's Telephone Number, (617) 375-1513
                                   ---------
                            ALFRED P. OUELLETTE, ESQ.
                           John Hancock Advisers, LLC
                             101 Huntington Avenue
                          Boston, Massachusetts 02199
                    (Name and Address of Agent for Service)
                                   ---------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective:
( ) immediately upon filing pursuant to paragraph (b) of Rule 485
(X) on July 1, 2005 pursuant to paragraph (b) of Rule 485
( ) 60 days after filing pursuant to paragraph (a) of Rule 485
( ) on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

JOHN HANCOCK
Independence Diversified
Core Equity Fund II


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Prospectus                                                              7.1.2005
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[LOGO](R)
JOHN HANCOCK
John Hancock Funds, LLC


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Contents
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
        JOHN HANCOCK INDEPENDENCE DIVERSIFIED CORE EQUITY FUND II             4


        YOUR ACCOUNT
        -----------------------------------------------------------------------
        Who can buy shares                                                    6
        Opening an account                                                    6
        Buying shares                                                         7
        Selling shares                                                        8
        Transaction policies                                                 10
        Dividends and account policies                                       12
        Additional investor services                                         12

        FUND DETAILS
        -----------------------------------------------------------------------
        Business structure                                                   13
        Financial highlights                                                 14

        FOR MORE INFORMATION                                         BACK COVER
        -----------------------------------------------------------------------

Independence Diversified Core Equity Fund II


[Clip art] GOAL AND STRATEGY
The fund seeks above-average total return, consisting of capital appreciation and income. To pursue this goal, the fund normally invests at least 80% of its assets in a diversified portfolio of equity securities which are primarily stocks of large-capitalization companies (companies in the capitalization range of the S&P 500 Index, which was $548 million to $387 billion on May 31, 2005). The portfolio's risk profile is similar to that of the S&P 500 Index.

The managers select from a menu of stocks of approximately 1,000 companies that capture the characteristics of the broad market. In managing the portfolio, the portfolio managers seek to invest in stocks that are believed to have attractive valuations and improving fundamentals. The subadviser's investment research team performs fundamental research, develops financial projections and monitors consensus based fundamental financial data. This information is utilized in a sector-based, multi-factor series of valuation models. These proprietary models use this financial data to rank the stocks according to their combination of:

o  value, meaning they appear to be underpriced
o  improving fundamentals, meaning they show potential for strong growth

The portfolio manager constructs and manages the portfolio using the ranked list. This process, together with a risk/return analysis against the S&P 500 Index, results in a portfolio of approximately 75 to 160 stocks. The fund generally sells stocks that fall into the bottom 20% of the ranked list.

The fund may invest in other types of equity securities, such as dollar-denominated foreign securities, preferred stocks and exchange traded funds ("ETFs").

In abnormal circumstances, the fund may temporarily invest more than 20% of assets in investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

The fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and increase your taxable distributions.

================================================================================
[Clip art] PAST PERFORMANCE
The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.


Total returns
2005 total return as of 3-31-05: -0.24%
Best quarter: Q4 '98,
25.14%
Worst quarter: Q3 '02, -18.31%


After-tax returns
After-tax returns are calculated using the historical highest individual federal marginal income-tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Index (reflects no fees or taxes)
Standard & Poor's 500 Index, an unmanaged index of 500 stocks.

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Calendar year total returns
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 1996     1997     1998     1999     2000     2001     2002     2003     2004
20.08%   29.49%   30.15%   11.59%   -6.88%   -9.05%   -23.36%  25.24%   14.18%



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Average annual total returns for periods ending 12-31-04
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                                                                         Life of
                                                     1 year     5 year      Fund
Fund before tax (began 3-10-95)                      14.18%     -1.48%    10.39%
Fund after tax on distributions                       1.92%     -6.13%     6.42%
Fund after tax on distributions, with sale           17.72%     -2.55%     7.80%
--------------------------------------------------------------------------------
Standard & Poor's 500 Index                          10.88%     -2.30%    11.52%

[Clip art] MAIN RISKS

The value of your investment will fluctuate in response to stock market movements. Large-capitalization stocks as a group could fall out of favor with the market, causing the fund to underperform funds that focus on small- or medium-capitalization stocks.

The fund's management strategy will influence performance significantly. If the investment research team's financial analyses turn out to be inaccurate, or if the proprietary computer models do not perform as expected, the fund could underperform its peers or lose money.

To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Foreign investments carry additional risks, including potentially inadequate or inaccurate financial information and social or political instability.

Investments in the fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in this fund.

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[Clip art] YOUR EXPENSES
Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.

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Annual operating expenses
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
Management fee                                                            0.50%
Other expenses                                                            0.45%
Total fund operating expenses                                             0.95%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions, that the average annual return was 5% and that your shares were redeemed at the end of the time frame. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

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Expenses                        Year 1     Year 3     Year 5     Year 10
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

                                  $97       $303       $525       $1,166


================================================================================
SUBADVISER
Independence Investment LLC

A subsidiary of John Hancock Financial Services, Inc.

Founded in 1982

Supervised by the adviser

PORTFOLIO MANAGER

Stephen A. Lanzendorf, CFA
Senior vice president of Independence
  Investment LLC
Joined subadviser in 1994
Joined fund team in 2004
Began business career in 1984


FUND CODES
Class I         Ticker            COREX
                CUSIP             410132708
                Newspaper         IndpCorII
                SEC number        811-8852
                JH fund number    425

Your account

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WHO CAN BUY SHARES

Class I shares are offered without any sales charge to certain types of investors, as noted below:

   o  Retirement and other benefit plans and their participants
   o  Rollover assets for participants whose plans are invested in the fund
   o  Endowment funds and foundations
   o Any state, county or city, or its instrumentality, department, authority or agency
   o Accounts registered to insurance companies, trust companies and bank trust departments
   o  Investment companies not affiliated with the adviser
   o Investors who participate in fee-based, wrap and other investment platform programs
   o  Any entity that is considered a corporation for tax purposes
   o Fund trustees and other individuals who are affiliated with these and other John Hancock funds

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OPENING AN ACCOUNT

1  Read this prospectus carefully.

2 Determine if you are eligible, by referring to "Who can buy shares" on the left.

3 Determine how much you want to invest. The minimum initial investment is $10,000. There is no minimum investment for retirement plans with at least 350 eligible employees.

4 All shareholders must complete the account application, carefully following the instructions. When opening a corporate account, you must submit: (1) a new account application; (2) a corporate business/organization resolution certified within the past 12 months or a John Hancock Funds business/organization certification form; and (3) articles of incorporation or a government-issued business license. When opening a trust account, you must submit: (1) a new account application and (2) a copy of the trust document certified within the past 12 months. You must notify your financial representative or Signature Services if this information changes. Signature Services reserves the right to require additional documentation prior to opening any account.

5  Make your initial investment using the table on the next page.

6 If you have questions or need more information, please contact your financial representative or call Signature Services at 1-888-972-8696.

John Hancock Funds, LLC may pay significant compensation out of its own resources to your financial representative. These payments are described in the Statement of Additional Information.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Other classes of shares of the funds, which have their own expense structure, may be offered in separate prospectuses.

6 YOUR ACCOUNT

Buying shares

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Buying shares
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              Opening an account                                          Adding to an account
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
By check
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[Clip Art]    o  Make out a check for the investment amount, payable      o  Make out a check for the investment amount payable
                 to "John Hancock Signature Services, Inc."                  to "John Hancock Signature Services, Inc."

              o  Deliver the check and your completed application to      o  If your account statement has a detachable
                 your financial representative, or mail them to              investment slip, please complete in its entirety. If
                 Signature Services (address below).                         no slip is available, include a note specifying the
                                                                             fund name(s), your share class, your account number
                                                                             and the name(s) in which the account is registered.

                                                                          o  Deliver the check and investment slip or note to
                                                                             your financial representative, or mail them to
                                                                             Signature Services (address below).
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By exchange
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[Clip Art]    o  Call your financial representative or Signature          o  Call your financial representative or Signature
                 Services to request an exchange.                            Services to request an exchange.

              o  You may only exchange for shares of other                o  You may only exchange for shares of other
                 institutional funds, Class I shares or Money Market         institutional funds, Class I shares or Money Market
                 Fund Class A shares.                                        Fund Class A shares.
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By wire
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[Clip Art]    o  Deliver your completed application to your financial     o  Instruct your bank to wire the amount of your
                 representative or mail it to Signature Services.            investment to:
                                                                                  First Signature Bank & Trust
              o  Obtain your account number by calling your financial             Account # 900022260
                 representative or Signature Services.                            Routing # 211475000

              o  Instruct your bank to wire the amount of your            Specify the fund name(s), your share class, your
                 investment to:                                           account number and the name(s) in which the account is
                      First Signature Bank & Trust                        registered. Your bank may charge a fee to wire funds.
                      Account # 900022260
                      Routing # 211475000

              Specify the fund name(s), the share class, the new
              account number and the name(s) in which the account is
              registered. Your bank may charge a fee to wire funds.
-----------------------------------------------------------------------------------------------------------------------------------
By phone
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[Clip Art]    See "By exchange" and "By wire."                            o  Verify that your bank or credit union is a member of
                                                                             the Automated Clearing House (ACH) system.

                                                                          o  Complete the "To Purchase, Exchange or Redeem Shares
                                                                             via Telephone" and "Bank Information" sections on
                                                                             your account application.

                                                                          o  Call Signature Services between 8:30 A.M. and 5:00
                                                                             P.M. Eastern Time on most business days to verify
                                                                             that these features are in place on your account.

                                                                          o  Call your financial representative or Signature
                                                                             Services with the fund name(s), your share class,
                                                                             your account number, the name(s) in which the
                                                                             account is registered and the amount of your
                                                                             investment.

--------------------------------------------------------------------------------
Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for instructions and assistance.
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                                                                  YOUR ACCOUNT 7

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Selling shares
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              Designed for                                                  To sell some or all of your shares
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
By letter
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[Clip Art]    o  Sales of any amount.                                       o  Write a letter of instruction indicating the fund
                                                                               name, your account number, your share class, the
                                                                               name(s) in which the account is registered and the
                                                                               dollar value or number of shares you wish to sell.

                                                                            o  Include all signatures and any additional documents
                                                                               that may be required (see next page).

                                                                            o  Mail the materials to Signature Services.

                                                                            o  A check or wire will be sent according to your
                                                                               letter of instruction.

                                                                            o  Certain requests will require a Medallion signature
                                                                               guarantee. Please refer to "Selling shares in
                                                                               writing" on the next page.
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By phone
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[Clip Art]    Amounts up to $100,000:                                       o  Redemption proceeds of up to $100,000 may be sent by
              o  Most accounts.                                                wire or by check. A check will be mailed to the
                                                                               exact name(s) and address on the account.

              Amounts up to $5 million:                                     o  To place your request with a representative at John
              o  Available to the following types of accounts:                 Hancock Funds, call Signature Services between 8:30
                 custodial accounts held by banks, trust companies or          A.M. and 5:00 P.M. Eastern Time on most business
                 broker-dealers; endowments and foundations;                   days or your financial representative.
                 corporate accounts; group retirement plans; and
                 pension accounts (excluding IRAs, 403(b) plans and         o  Redemption proceeds exceeding $100,000 must be wired
                 all John Hancock custodial retirement accounts).              to your designated bank account.

                                                                            o  Redemption proceeds exceeding $100,000 and sent by
                                                                               check will require a letter of instruction with a
                                                                               Medallion signature guarantee. Please refer to
                                                                               "Selling shares in writing" on the next page.
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By wire or electronic funds transfer (EFT)
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[Clip Art]    o  Requests by letter to sell any amount.                     o  To verify that the telephone redemption privilege is
                                                                               in place on an account, or to request the forms to
              o  Qualified requests by phone to sell up to $5 million          add it to an existing account, call Signature
                 (accounts with telephone redemption privileges).              Services.

                                                                            o  Amounts of $5 million or more will be wired on the
                                                                               next business day.

                                                                            o  Amounts up to $100,000 may be sent by EFT or by
                                                                               check. Funds from EFT transactions are generally
                                                                               available by the second business day. Your bank may
                                                                               charge a fee for this service.
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By exchange
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[Clip Art]    o  Sales of any amount.                                       o  Obtain a current prospectus for the fund into which
                                                                               you are exchanging by calling your financial
                                                                               representative or Signature Services.

                                                                            o  You may only exchange for shares of other
                                                                               institutional funds, Class I shares or Money Market
                                                                               Fund Class A shares.

                                                                            o  Call your financial representative or Signature
                                                                               Services to request an exchange.


8 YOUR ACCOUNT

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below, unless they were previously provided to Signature Services and are still accurate. You may also need to include a Medallion signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

o  your address of record has changed within the past 30 days

o you are selling more than $100,000 worth of shares and are requesting payment by check

o you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts).

o you are requesting payment other than by a check/wire mailed to the address/bank of record and payable to the registered owner(s)

You will need to obtain your Medallion signature guarantee from a member of the Signature Guarantee Medallion Program. Most banks, brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

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Seller                                                           Requirements for written requests                       [Clip Art]
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
Owners of individual, joint or UGMA/UTMA accounts (custodial     o  Letter of instruction.
accounts for minors).
                                                                 o  On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

                                                                 o  Medallion signature guarantee if applicable (see above).
-----------------------------------------------------------------------------------------------------------------------------------
Owners of corporate, sole proprietorship, general partner or     o  Letter of instruction.
association accounts.
                                                                 o  Corporate business/organization resolution, certified within the past 12 months, or a John Hancock Funds
                                                                    business/organization certification form.

                                                                 o  On the letter and the resolution, the signature of the
                                                                    person(s) authorized to sign for the account.

                                                                 o  Medallion signature guarantee if applicable (see above).
-----------------------------------------------------------------------------------------------------------------------------------
Owners or trustees of retirement plan, pension trust and         o  Letter of instruction.
trust accounts.
                                                                 o  On the letter, the signature(s) of the trustee(s).

                                                                 o  Copy of the trust document certified within the past 12 months or a John Hancock Funds trust certification form.

                                                                 o  Medallion signature guarantee if applicable (see above).
-----------------------------------------------------------------------------------------------------------------------------------

Joint tenancy shareholders with rights of survivorship with a    o  Letter of instruction signed by surviving tenant.
deceased co-tenant.

                                                                 o  Copy of death certificate.

                                                                 o  Medallion signature guarantee if applicable (see above).
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Executors of shareholder estates.                                o  Letter of instruction signed by executor.

                                                                 o  Copy of order appointing executor, certified within the past
                                                                    12 months.

                                                                 o  Medallion signature guarantee if applicable (see above).
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Administrators, conservators, guardians and other sellers or     o  Call 1-888-972-8696 for instructions.
account types not listed above.
-----------------------------------------------------------------------------------------------------------------------------------

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Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

Phone Number: 1-888-972-8696

Or contact your financial representative for instructions and assistance.
--------------------------------------------------------------------------------

                                                                  YOUR ACCOUNT 9

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TRANSACTION POLICIES


Valuation of shares The net asset value (NAV) per share of the fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time). The fund generally values its portfolio of equity securities and other investments using closing market prices or readily available market quotations. When closing market prices or market quotations are not readily available or are considered by the Adviser to be unreliable, the fund may use a security's fair value. Fair value is the valuation of a security determined on the basis of factors other than market value in accordance with procedures approved by the board of trustees. All methods of determining the value of a security used by the fund, including those discussed below, on a basis other than market value, are forms of fair value. The use of fair value pricing by the fund may cause the net asset value of its shares to differ from the net asset value that would be calculated only using market prices. The Adviser may determine that the closing market price no longer accurately reflects the value of a security for a variety of reasons that affect either the relevant securities markets generally or the specific issuer. For example, with respect to non-U.S. securities held by the fund, developments relating to specific events, the securities markets or the specific issuer may occur between the time the primary market closes and the time the fund determines its net asset value. In those circumstances when the fund believes the price of the security may be affected, the fund uses the fair value of the security. In certain circumstances a fund may use a pricing service for this purpose. Foreign stocks or other portfolio securities held by the fund may trade on U.S. holidays and weekends, even though the fund's shares will not be priced on those days. This may change the fund's NAV on days when you cannot buy or sell fund shares. For market prices and quotations, as well as for some fair value methods, the fund relies upon securities prices provided by pricing services. Certain types of securities, including some fixed-income securities, are regularly priced using fair value rather than market prices. The fund uses a pricing matrix to determine the value of fixed-income securities that do not trade daily. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities and historical trading patterns in the market for fixed income securities. The fund values debt securities with remaining maturities of 60 days or less at amortized cost. For more information on the valuation of shares, please see the Statement of Additional Information (SAI).

Buy and sell prices When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange institutional fund and Class I shares for shares of any other institutional fund, Class I shares or Money Market Fund Class A shares. The registration for both accounts involved must be identical. Note:
Once exchanged into Money Market Fund Class A, shares may only be exchanged back into Class I or institutional fund shares.

The fund may change or cancel its exchange policies at any time, upon 60 days notice to its shareholders. For further details, see "Additional Services and Programs" in the SAI (see the back cover of this prospectus.

Excessive trading The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in "market timing" or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, an purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder's financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific "Limitation on exchange activity" described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund's portfolio or otherwise not be in the fund's best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund's judgment, such delay would be in the fund's best interest, in which case both the redemption and purchase side of the exchange will receive the fund's net asset values at the conclusion of the delay period. The fund, through its agents in their sole


10 YOUR ACCOUNT
discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies The fund's board of trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity The fund, through its agents, undertakes to use its best efforts to exercise the fund's right to restrict, reject or cancel purchase and exchange orders, as described above, if an account holder, who purchases or exchanges into a fund account in an amount of $5,000 or more, exchanges $1,000 or more out of that fund account within 30 calendar days on three occasions during any 12-month period. Nothing in this paragraph limits the right of the fund to refuse any purchase or exchange order, as discussed above under "Right to reject or restrict purchase and exchange orders".

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: These exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events effecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund's ability to monitor exchange activity, as discussed under "Limitation on the ability to detect and curtail excessive trading practices" below. Depending upon the composition of the fund's shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of a fund's shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail their trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the funds. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund's underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate their clients' transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund.

Excessive trading risk To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund's portfolio, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund's operating costs and decrease the fund's investment performance, and maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example, a fund that may invest a material portion of its assets in securities of non-U.S. issuers and may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

Any frequent trading strategies may interfere with efficient management of a fund's portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money-market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information John Hancock Funds is required by law to obtain information for verifying an account holder's identity. For example, an individual will be required to supply name, address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, John Hancock Funds may close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

Certificated shares The fund no longer issues share certificates. Shares are electronically recorded. Any existing certificated

                                                                 YOUR ACCOUNT 11
shares can only be sold by returning the certificated shares to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but a fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance
o  after any changes of name or address of the registered owner(s)
o  in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The fund declares and pays any income dividends quarterly. Capital gains, if any, are typically distributed annually.

Dividend reinvestments Dividends will be reinvested automatically in additional shares of the same fund on the dividend record date. Alternatively, you can choose to have your dividends and capital gains sent directly to your bank account or a check will be sent in the amount of more than $10. However, if the check is not deliverable or the combined dividend and capital gains amount is $10 or less, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund's short-term capital gains are taxable as ordinary income. Dividends from the fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Fund securities The funds' portfolio securities disclosure policy can be found in the Statement of Additional Information and on the funds' Web site at www.jhfunds.com. The funds' Web site also lists fund holdings. Portfolio holding information is posted on the funds' Web site each month on a one month lag and is available on the funds' Web site until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission ("SEC"). Portfolio holding information as filed with the SEC on Forms N-CSR and N-Q is also made available on the funds' Web site.

12 YOUR ACCOUNT

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations. The trustees have the power to change the fund's investment goal without shareholder approval.

The trustees of the fund have the power to change the fund's policy of investing at least 80% of its assets in equity securities without shareholder approval. The fund will provide written notice to shareholders at least 60 days prior to a change in this 80% investment policy.

The management firm The fund is managed by John Hancock Advisers, LLC, 601 Congress Street, Boston, MA 02210-2805. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Financial Services, Inc., (a subsidiary of Manulife Financial Corporation) and as of March 31, 2005 managed approximately $30 billion in assets.

The subadviser Independence Investment LLC ("Independence"), 53 State Street, Boston, MA 02109, is the subadviser to the fund. Founded in 1982, Independence is a wholly owned subsidiary of John Hancock Financial Services, Inc., and managed approximately $9.7 billion in assets as of March 31, 2005.

Management fees During the fund's last fiscal year, the fund paid the investment adviser a management fee equal to 0.50% of the fund's average daily net assets.


                                                                 FUND DETAILS 13

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

This table details the performance of the fund, including total return information showing how much an investment in the fund has increased or decreased each year.

Independence Diversified Core Equity Fund II
Figures audited by Deloitte & Touche LLP.


COMMON SHARES PERIOD ENDED:                                 2-28-01    2-28-02     2-28-03   2-29-04   2-28-05
--------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                        $14.23      $8.91       $6.50     $4.92     $6.65
Net investment income(1)                                      0.09       0.05        0.04      0.04      0.05
Net realized and unrealized gain (loss) on investments       (0.29)     (0.75)      (1.55)     1.74      0.59
Total from investment operations                             (0.20)     (0.70)      (1.51)     1.78      0.64
Less distributions
From net investment income                                   (0.10)     (0.06)      (0.04)    (0.05)    (0.07)
From net realized gain                                       (5.02)     (1.65)      (0.03)       --     (3.69)
                                                             (5.12)     (1.71)      (0.07)    (0.05)    (3.76)
Net asset value, end of period                               $8.91      $6.50       $4.92     $6.65     $3.53
Total return(2) (%)                                          (2.68)     (8.46)(3)  (23.29)    36.28     10.77
--------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $147        $87         $61       $37       $25
Ratio of expenses to average net assets (%)                   0.67       0.70        0.74      0.71      0.95
Ratio of adjusted expenses to average net assets(4) (%)         --       0.70          --        --        --
Ratio of net investment income to average net assets (%)      0.61       0.64        0.77      0.78      0.91
Portfolio turnover (%)                                          56         52          72        77        36


(1)  Based on the average of the shares outstanding.

(2)  Assumes dividend reinvestment.

(3) Total return would have been lower had certain expenses not been reduced during the period shown.

(4) Does not take into consideration expense reductions during the period shown.

================================================================================
The following return is not audited and is not part of the audited financial highlights presented above:

Without the expense reductions, the effect on the return for the fund for the year ended February 28, 2002 would have been less than 0.01%.

14 FUND DETAILS

For more information
--------------------------------------------------------------------------------
Two documents are available that offer further information on the John Hancock Independence Diversified Core Equity Fund II:

Annual/Semiannual Report to Shareholders

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund. The fund's SAI includes a summary of the fund's policy regarding disclosure of its portfolio holdings. The current annual report is included in the SAI. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.


(C)2005 JOHN HANCOCK FUNDS, LLC                                     K00PN  7/05

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail: John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1001
Boston, MA 02217-1001

By phone: 1-888-972-8696

By EASI-Line: 1-800-597-1897

By TDD: 1-800-554-6713

In addition, you may visit the fund's Web site at www.jhfunds.com to obtain a free copy of a prospectus, SAI, annual or semi-annual report or to request other information.

Or you may view or obtain these documents from the SEC:

By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-0102
(duplicating fee required)

In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-942-8090

By electronic request: publicinfo@sec.gov
(duplicating fee required)

On the Internet: www.sec.gov
--------------------------------------------------------------------------------


[LOGO](R)
JOHN HANCOCK


John Hancock Funds, LLC
MEMBER NASD
601 Congress Street
Boston, MA 02210-2805


www.jhfunds.com

            JOHN HANCOCK INDEPENDENCE DIVERSIFIED CORE EQUITY FUND II

                                 Class I Shares
                       Statement of Additional Information

                                  July 1, 2005

This Statement of Additional Information provides information about Class I shares of John Hancock Independence Diversified Core Equity Fund II (the "Fund") in addition to the information that is contained in the Fund's current Prospectus. The Fund is a diversified series of John Hancock Institutional Series Trust (the "Trust").

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1001
                              Boston MA 02217-1001
                                 1-888-972-8696


                               TABLE OF CONTENTS
                                                                                                         Page
Organization of the Fund....................................................................................2
Investment Objective and Policies...........................................................................2
Investment Restrictions.....................................................................................9
Those Responsible for Management...........................................................................11
Investment Advisory and Other Services.................................................................... 20
Additional Information about the Fund's Portfolio Managers.................................................24
Distribution Contracts.....................................................................................27
Sales Compensation.........................................................................................27
Net Asset Value............................................................................................27
Additional Services and Programs...........................................................................29
Purchase and Redemptions through Third Parties.............................................................29
Special Redemptions........................................................................................29
Description of the Fund's Shares...........................................................................30
Tax Status.................................................................................................31
Brokerage Allocation.......................................................................................35
Transfer Agent Services....................................................................................38
Custody of Portfolio.......................................................................................38
Independent Auditors.......................................................................................39
Appendix A- Description of Investment Ratings.............................................................A-1
Appendix B-Proxy Voting Summary...........................................................................B-1
Appendix C-Description of Portfolio Holdings Disclosure Policy............................................C-1
Financial Statements......................................................................................F-1

ORGANIZATION OF THE FUND

The Fund is a series of the Trust, an open-end investment management company organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts.

John Hancock Advisers, LLC (prior to February 1, 2002, John Hancock Advisers, Inc.) (the "Adviser") is the Fund's investment adviser. The Adviser is a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation ("Manulife Financial"). Founded in 1862, John Hancock Financial Services and its subsidiaries ("John Hancock") today offer a broad range of financial products and services, including whole, term, variable, and universal life insurance, as well as college savings products, mutual funds, fixed and variable annuities, long-term care insurance and various forms of business insurance.

John Hancock is a unit of Manulife Financial Corporation, a leading Canadian-based financial services group serving millions of customers in 19 countries and territories worldwide. Operating as Manulife Financial in Canada and most of Asia, and primarily through John Hancock in the United States, the Company offers clients a diverse range of financial protection products and wealth management services through its extensive network of employees, agents and distribution partners. Funds under management by Manulife Financial and its subsidiaries were Cdn$350 billion (US$290 billion) as at March 31, 2005.

Manulife Financial Corporation trades as `MFC' on the TSX, NYSE and PSE, and under `0945' on the SEHK. Manulife Financial can be found on the Internet at www.manulife.com

INVESTMENT OBJECTIVE AND POLICIES

The following information supplements the discussion of the Fund's investment objective and policies as discussed in the Prospectus. Appendix A contains further information describing investment risks. The investment objective of the Fund is non-fundamental and may be changed by the Trustees without shareholder approval. There is no assurance that the Fund will achieve its investment objective.

The Fund seeks above-average total return consisting of capital appreciation and income. The Fund normally invests at least 80% of its Assets in equity securities, which are primarily stocks of large-capitalization companies. Equity securities include common and preferred stocks and their equivalents (including warrants to purchase and securities convertible into such stocks), ADRs, and exchange traded funds ("ETFs"). For purposes of this Fund, ETFs are considered equity securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF. The Fund emphasizes investments in companies offering capital growth and/or income potential over both the intermediate and long term. The Fund's performance and risk profile benchmark is the Standard & Poor's 500 Stock Index (the "S&P 500 Index") which is comprised of 500 industrial, utility, transportation and financial companies in the United States markets. Most of these companies are listed on the New York Stock Exchange (the "Exchange"). The S&P 500 Index is a capitalization-weighted index calculated on a total return basis with dividends reinvested.

With respect to the Fund's investment policy of investing at least 80% of its Assets in equity securities, "Assets" is defined as net assets plus the amount of any borrowings for investment purposes. The Fund will notify shareholders at least 60 days prior to any change in this policy.

In abnormal circumstances, such as situations where the Fund experiences large cash inflows or anticipates unusually large redemptions, and in adverse market, economic, political, or other conditions, the Fund may temporarily invest extensively in investment-grade short-term securities.

The Fund has adopted certain investment restrictions that are detailed under "Investment Restrictions" in this Statement of Additional Information where they are classified as fundamental or nonfundamental. Those restrictions designated as fundamental may not be changed without shareholder approval. The Fund's investment objective, investment policies and nonfundamental restrictions, however, may be changed by a vote of the Trustees without shareholder approval. If there is a change in the Fund's investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

For a further description of the Fund's investment objectives, policies and restrictions see "Goal and Strategy" and "Main Risks" in the Fund's Prospectus and "Investment Restrictions" in this Statement of Additional Information.

Common stocks. The Fund may invest in common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of such entity's preferred stock and other senior equity. Ownership of common stock usually carries with it the right to vote and, frequently, an exclusive right to do so. The Fund will diversify its investments in common stocks of companies in a number of industry groups without concentrating in any particular industry. Common stocks have the potential to outperform fixed-income securities over the long term. Common stocks provide the most potential for growth, yet are the more volatile of the two asset classes.

Debt securities. Debt securities in which the Fund may invest are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Particular debt securities will be selected based upon credit risk analysis of potential issuers, the characteristics of the security and the interest rate sensitivity of the various debt issues available with respect to a particular issuer, and analysis of the anticipated volatility and liquidity of the particular debt instruments.

Preferred stocks. The Fund may invest in preferred stocks. Preferred stock generally has a preference to dividends and, upon liquidation, over an issuer's common stock but ranks junior to debt securities in an issuer's capital structure. Preferred stock generally pays dividends in cash (or additional shares of preferred stock) at a defined rate but, unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer's board of directors. Dividends on preferred stock may be cumulative, meaning that, in the event the issuer fails to make one or more dividend payments on the preferred stock, no dividends may be paid on the issuer's common stock until all unpaid preferred stock dividends have been paid. Preferred stock also may be subject to optional or mandatory redemption provisions.

Investment in Foreign Securities. The Fund may invest in the securities of foreign issuers in the form of sponsored and unsponsored American Depository Receipts ("ADRs") and U.S. dollar-denominated securities of foreign issuers traded on U.S. exchanges. ADRs (sponsored and unsponsored) are receipts, typically issued by U.S. banks, which evidence ownership of underlying securities issued by a foreign corporation. ADRs are publicly traded on a U.S. stock exchange or in the over-the-counter market. An investment in foreign securities including ADRs may be affected by changes in currency rates and in exchange control regulations. Issuers of unsponsored ADRs are not contractually obligated to disclose material information including financial information, in the United States and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. Foreign companies may not be subject to accounting standards or government supervision comparable to U.S. companies, and there is often less publicly available information about their operations. Foreign companies may also be affected by political or financial inability abroad. These risk considerations may be intensified in the case of investments in ADRs of foreign companies that are located in emerging market countries. ADRs of companies located in these countries may have limited marketability and may be subject to more abrupt or erratic price movements.

Exchange Traded Funds. Subject to non-fundamental investment restriction (1), the Fund may invest in exchange traded funds ("ETFs"). The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. stock market while awaiting the purchase of underlying securities or to maintain market exposure during times of large cash inflows or outflows. ETFs are hybrid investment companies that are registered as open-end investment companies or unit investment trusts ("UITs") but possess some of the characteristics of closed-end funds. ETFs typically hold a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Common examples of ETFs include S&P Depositary Receipts ("SPDRs") and iShares, which may be obtained from the UIT or investment company issuing the securities or purchased in the secondary market (SPDRs are listed on the American Stock Exchange and iShares are listed on the New York Stock Exchange). ETF shares traded in the secondary market may be purchased and sold at market prices when the exchanges are open. The market price may be higher or lower than the net asset value of the securities held by an ETF. The sale price and redemption price of ETF shares obtained from the investment company or UIT issuing the securities is derived from and based upon the securities held by that investment company or UIT. Accordingly, the level of risk involved in the purchase or sale of an ETF is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of ETFs is based on the net asset value of a basket of stocks. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund and its shareholders will also bear the pro rata portion of each other investment company's advisory and operational expenses.

Initial Public Offerings ("IPOs"). The Fund may invest in IPOs. IPO investments may be more volatile than other types of investments and the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market. IPOs could have a substantial impact on performance, either positive or negative, particularly on a Fund with a small asset base. The actual effect of IPOs on performance depends on a variety of factors, including the number of IPOs the Fund invests in, whether and to what extent a security is purchased in an IPO appreciates in value, and the asset base of the Fund. There is no guarantee that a Fund's investments in IPOs, if any, will continue to have a similar impact on the Fund's performance in the future.

Repurchase Agreements. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income, decline in value of the underlying securities or lack of access to income during this period as well as the expense of enforcing its rights.

Reverse Repurchase Agreements and Other Borrowings. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting its repurchase. To minimize various risks associated with reverse repurchase agreements, the Fund will establish a separate account consisting of liquid securities, of any type or maturity, in an amount at least equal to the repurchase prices of the securities (plus any accrued interest thereon) under such agreements.

In addition, the Fund will not enter into reverse repurchase agreements or other borrowing, except from banks temporarily for extraordinary or emergency purposes (not for leveraging) in amounts not to exceed 33 1/3% of the Fund's total assets (including the amount borrowed) taken at market value. The Fund will not use leverage to attempt to increase income. The Fund will enter into reverse repurchase agreements only with federally insured banks which are approved in advance as being creditworthy by the Trustees. Under the procedures established by the Trustees, the Adviser will monitor the creditworthiness of the banks involved.

Restricted Securities. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 15% of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) paper or Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments. The Trustees may adopt guidelines and delegate to the Adviser the daily function of determining the monitoring and liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time. When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued and forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities, of any type or maturity, equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Government Securities. The Fund may invest in government securities. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates ("GNMA"), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("FHLMC"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds ("FNMA"). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

Mortgage-Backed Securities. The Fund may invest in mortgage pass-through certificates and multiple-class pass-through securities, such as real estate mortgage investment conduits ("REMIC") pass-through certificates, collateralized mortgage obligations ("CMOs") and stripped mortgage-backed securities ("SMBS"), and other types of "Mortgage-Backed Securities" that may be available in the future.

Guaranteed Mortgage Pass-Through Securities. Guaranteed mortgage pass-through securities represent participation interests in pools of residential mortgage loans and are issued by U.S. Governmental or private lenders and guaranteed by the U.S. Government or one of its agencies or instrumentalities, including but not limited to the GNMA, the FNMA and the FHLMC. GNMA certificates are guaranteed by the full faith and credit of the U.S. Government for timely payment of principal and interest on the certificates. FNMA certificates are guaranteed by FNMA, a federally chartered and privately owned corporation, for full and timely payment of principal and interest on the certificates. FHLMC certificates are guaranteed by FHLMC, a corporate instrumentality of the U.S. Government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

Multiple-Class Pass-Through Securities and Collateralized Mortgage Obligations. CMOs and REMIC pass-through or participation certificates may be issued by, among others, U.S. Government agencies and instrumentalities as well as private lenders. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMOs or REMIC certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis.

Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon.

A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages primarily secured by interests in real property and other permitted investments. Investors may purchase "regular" and "residual" interest shares of beneficial interest in REMIC trusts although the Fund does not intend to invest in residual interests.

Stripped Mortgage-Backed Securities. SMBS are derivative multiple-class mortgage-backed securities. SMBS are usually structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. A typical SMBS will have one class receiving some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In the most extreme case, one class will receive all of the interest (the "interest only" class) while the other class will receive all of the principal (the "principal only" class). The yields and market risk of interest only and principal only SMBS, respectively, may be more volatile than those of other fixed income securities. The staff of the SEC considers privately issued SMBS to be illiquid.

Structured or Hybrid Notes. Funds that may invest in mortgage-backed securities may invest in "structured" or "hybrid" notes. The distinguishing feature of a structured or hybrid note is that the amount of interest and/or principal payable on the note is based on the performance of a benchmark asset or market other than fixed-income securities or interest rates. Examples of these benchmarks include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows the Fund to gain exposure to the benchmark market while fixing the maximum loss that the Fund may experience in the event that market does not perform as expected. Depending on the terms of the note, the Fund may forego all or part of the interest and principal that would be payable on a comparable conventional note; the Fund's loss cannot exceed this foregone interest and/or principal. An investment in structured or hybrid notes involves risks similar to those associated with a direct investment in the benchmark asset.

Risk Factors Associated with Mortgage-Backed Securities. Investing in Mortgage-Backed Securities involves certain risks, including the failure of a counter-party to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. In addition, investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities. Further, the yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, the Fund may fail to recoup fully its investment in Mortgage-Backed Securities notwithstanding any direct or indirect governmental, agency or other guarantee. When the Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may receive a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, Mortgage-Backed Securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.

Conversely, in a rising interest rate environment, a declining prepayment rate will extend the average life of many Mortgage-Backed Securities. This possibility is often referred to as extension risk. Extending the average life of a Mortgage-Backed Security increases the risk of depreciation due to future increases in market interest rates.

Risk Associated With Specific Types of Derivative Debt Securities. Different types of derivative debt securities are subject to different combinations of prepayment, extension and/or interest rate risk. Conventional mortgage pass-through securities and sequential pay CMOs are subject to all of these risks, but are typically not leveraged. Thus, the magnitude of exposure may be less than for more leveraged Mortgage-Backed Securities.

The risk of early prepayments is the primary risk associated with interest only debt securities ("IOs"), super floaters, other leveraged floating rate instruments and Mortgage-Backed Securities purchased at a premium to their par value. In some instances, early prepayments may result in a complete loss of investment in certain of these securities. The primary risks associated with certain other derivative debt securities are the potential extension of average life and/or depreciation due to rising interest rates.

These securities include floating rate securities based on the Cost of Funds Index ("COFI floaters"), other "lagging rate" floating rate securities, floating rate securities that are subject to a maximum interest rate ("capped floaters"), Mortgage-Backed Securities purchased at a discount, leveraged inverse floating rate securities ("inverse floaters"), principal only debt securities ("POs"), certain residual or support tranches of CMOs and index amortizing notes. Index amortizing notes are not Mortgage-Backed Securities, but are subject to extension risk resulting from the issuer's failure to exercise its option to call or redeem the notes before their stated maturity date. Leveraged inverse IOs combine several elements of the Mortgage-Backed Securities described above and thus present an especially intense combination of prepayment, extension and interest rate risks.

Planned amortization class ("PAC") and target amortization class ("TAC") CMO bonds involve less exposure to prepayment, extension and interest rate risk than other Mortgage-Backed Securities, provided that prepayment rates remain within expected prepayment ranges or "collars." To the extent that prepayment rates remain within these prepayment ranges, the residual or support tranches of PAC and TAC CMOs assume the extra prepayment, extension and interest rate risk associated with the underlying mortgage assets.

Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. X-reset floaters have a coupon that remains fixed for more than one accrual period. Thus, the type of risk involved in these securities depends on the terms of each individual X-reset floater.

Ratings as Investment Criteria. In general, the ratings of Moody's and S&P represent the opinions of these agencies as to the quality of the securities which they rate. It should be emphasized however, that ratings are relative and subjective and are not absolute standards of quality. These ratings will be used by the Funds as initial criteria for the selection of portfolio securities. Among the factors which will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix B contains further information concerning the rating of Moody's and S&P and their significance. Subsequent to its purchase by the Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither of these events will require the sale of the securities by the Fund, but the Adviser will consider the event in its determination of whether the Fund should continue to hold the securities.

Lending of Securities. The Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities and money market funds. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. The Fund can lend portfolio securities having a total value of 33 1/3% of its total assets.

Short-Term Trading. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund may engage in short-term trading in response to stock market conditions, changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short term turnover (100% or greater) involves correspondingly greater brokerage expenses. The Fund's portfolio turnover rate is set forth in the table under the caption "Financial Highlights" in the prospectus.

Portfolio Holdings Disclosure Policy. The Fund's portfolio holding disclosure policy is attached to this Statement of Additional Information as Appendix C.

INVESTMENT RESTRICTIONS

Fundamental  Investment  Restrictions.   The  Fund  has  adopted  the  following
investment restrictions which may not be changed without the approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information means the approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of the Fund's outstanding shares are present in person or by proxy or (2) more than 50% of the outstanding shares.

The Fund may not:

1. Issue senior securities, except as permitted by paragraphs 3, 6 and 7 below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the deferral of trustees' fees, the purchase or sale of options, futures contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policies or within the meaning of paragraph 6 below, are not deemed to be senior securities.

2. Purchase securities on margin or make short sales, or unless, by virtue of its ownership of other securities, the Fund has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except (i) in connection with arbitrage transactions, (ii) for hedging the Fund's exposure to an actual or anticipated market decline in the value of its securities, (iii) to profit from an anticipated decline in the value of a security, and (iv) obtaining such short-term credits as may be necessary for the clearance of purchases and sales of securities.

3.   Borrow money, except for the following extraordinary or emergency purposes:
     (i) from banks for temporary or short-term purposes or for the clearance of transactions in amounts not to exceed 33 1/3% of the value of the Fund's total assets (including the amount borrowed) taken at market value; (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets; (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets. The Fund may not borrow money for the purpose of leveraging the Fund's assets. For purposes of this investment restriction, the deferral of Trustees' fees and transactions in short sales, futures contracts, options on futures contracts, securities or indices and forward commitment transactions shall not constitute borrowing.

4. Act as an underwriter, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter for purpose of the 1933 Act.

5. Purchase or sell real estate except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

6. Invest in commodities, except the Fund may purchase and sell options on securities, securities indices and currency, futures contracts on securities, securities indices and currency and options on such futures, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants and repurchase agreements entered into in accordance with the Fund's investment policies.

7. Make loans, except that the Fund (1) may lend portfolio securities in accordance with the Fund's investment policies up to 33 1/3% of the Fund's total assets taken at market value, (2) enter into repurchase agreements, and (3) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

8. Purchase the securities of issuers conducting their principal activity in the same industry if, immediately after such purchase, the value of its investments in such industry would exceed 25% of its total assets taken at market value at the time of such investment. This limitation does not apply to investments in obligations of the U.S. Government or any of its agencies, instrumentalities or authorities.

9. With respect to 75% of the Fund's total assets, purchase securities of an issuer (other than the U. S. Government, its agencies, instrumentalities or authorities), if:

     (a) such purchase would cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or

     (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

Non-Fundamental Investment Restrictions. The following investment restrictions are designated as non-fundamental and may be changed by the Trustees without shareholder approval.

The Fund may not:

1. Purchase a security if, as a result, (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies,
     (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or (iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or
     (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees/Directors, purchase securities of other investment companies within the John Hancock Group of Funds.

2. Invest more than 15% of the net assets of the Fund, taken at market value, in illiquid securities.

3. Invest for the purpose of exercising control over or management of any company.

Except with respect to borrowing money, if a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values of a Fund's assets will not be considered a violation of the restriction.

The Fund  will  invest  only in  countries  on the  Adviser's  Approved  Country
Listing. The Approved Country Listing is a list maintained by the Adviser's investment department that outlines all countries, including the United States, that have been approved for investment by Funds managed by the Adviser.

If allowed by the Fund's other investment policies and restrictions, a Fund may invest up to 5% of its total assets in Russian equity securities and up to 10% of its total assets in Russian fixed income securities. All Russian securities must be: (1) denominated in U.S. or Canadian dollars, euros, sterling, or yen;
(2) traded on a major exchange; and (3) held physically outside of Russia.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by its Trustees, including certain Trustees who are not "interested persons" of the Fund or the Trust (as defined by the Investment Company Act of 1940) (the "Independent Trustees"), who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers or Directors of the Adviser, or officers and Directors of the Fund's principal distributor, John Hancock Funds, LLC (prior to February 1, 2002, John Hancock Funds, Inc.) ("John Hancock Funds").

--------------------------- ------------- ----------- ------------------------------------------------- -------------
                                                                                                        Number of
                                                                                                        John
                                                                                                        Hancock
                            Position(s)   Trustee/                                                      Funds
Name, Address (1)           Held with     Officer     Principal Occupation(s) and other Directorships   Overseen by
And Age                     Fund          since(2)    During Past 5 Years                               Trustee
--------------------------- ------------- ----------- ------------------------------------------------- -------------
Independent Trustees
--------------------------- ------------- ----------- ------------------------------------------------- -------------
Charles L. Ladner           Chairman      2004        Chairman and Trustee, Dunwoody Village, Inc.      51
Born:  1938                 and Trustee   1995        (retirement services) (until 2003); Senior Vice
                                                      President and Chief Financial Officer, UGI
                                                      Corporation (public utility holding company)
                                                      (retired 1998); Vice President and Director for
                                                      AmeriGas, Inc. (retired 1998); Director of
                                                      AmeriGas Partners, L.P. (until 1997)(gas
                                                      distribution); Director, EnergyNorth, Inc.
                                                      (until 1995); Director, Parks and History
                                                      Association (since 2001).

--------------------------- ------------- ----------- ------------------------------------------------- -------------
James F. Carlin             Trustee       1995        Director and Treasurer, Alpha Analytical          51
Born:  1940                                           Laboratories (chemical analysis); Part Owner
                                                      and Treasurer, Lawrence Carlin Insurance
                                                      Agency, Inc. (since 1995); Part Owner and Vice
                                                      President, Mone Lawrence Carlin Insurance
                                                      Agency, Inc. (since 1996); Director/Treasurer,
                                                      Rizzo Associates (engineering) (until 2000);
                                                      Chairman and CEO, Carlin Consolidated, Inc.
                                                      (management/investments); Director/Partner,
                                                      Proctor Carlin & Co., Inc. (until 1999);
                                                      Trustee, Massachusetts Health and Education Tax
                                                      Exempt Trust; Director of the following:  Uno
                                                      Restaurant Corp. (until 2001), Arbella Mutual
                                                      (insurance) (until 2000), HealthPlan Services,
                                                      Inc. (until 1999), Flagship Healthcare, Inc.
                                                      (until 1999), Carlin Insurance Agency, Inc.
                                                      (until 1999); Chairman, Massachusetts Board of
                                                      Higher Education (until 1999).
--------------------------- ------------- ----------- ------------------------------------------------- -------------

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

                                                                                                       Number of
                                                                                                       John Hancock
                             Position(s)   Trustee/       Principal Occupation(s) and other            Funds
Name, Address (1)            Held with     Officer        Directorships                                Overseen by
And Age                      Fund          since(2)       During Past 5 Years                          Trustee
---------------------------- ------------- -------------- -------------------------------------------- --------------

---------------------------- ------------- -------------- -------------------------------------------- --------------
Richard P. Chapman, Jr.      Trustee       2005           President and Chief Executive Officer,       51
Born:  1935                                               Brookline Bancorp., Inc.  (lending) (since
                                                          1972); Chairman and Director, Lumber
                                                          Insurance Co. (insurance) (until 2000);
                                                          Chairman and Director, Northeast
                                                          Retirement Services, Inc. (retirement
                                                          administration) (since 1998).

---------------------------- ------------- -------------- -------------------------------------------- --------------
William H. Cunningham        Trustee       1995           Former Chancellor, University of Texas       51
Born:  1944                                               System and former President of the
                                                          University of Texas, Austin, Texas;
                                                          Chairman and CEO, IBT Technologies (until
                                                          2001); Director of the following:  The
                                                          University of Texas Investment Management
                                                          Company (until 2000), Hire.com (until
                                                          2004), STC Broadcasting, Inc. and Sunrise
                                                          Television Corp. (until 2001), Symtx,
                                                          Inc.(electronic manufacturing) (since
                                                          2001), Adorno/Rogers Technology, Inc.
                                                          (until 2004), Pinnacle Foods Corporation
                                                          (until 2003), rateGenius (until 2003),
                                                          Jefferson-Pilot Corporation (diversified
                                                          life insurance company), New Century
                                                          Equity Holdings (formerly Billing
                                                          Concepts) (until 2001), eCertain (until
                                                          2001), ClassMap.com (until 2001), Agile
                                                          Ventures (until 2001), LBJ Foundation
                                                          (until 2000), Golfsmith International,
                                                          Inc. (until 2000), Metamor Worldwide
                                                          (until 2000), AskRed.com (until 2001),
                                                          Southwest Airlines and Introgen; Advisory
                                                          Director, Q Investments (until 2003);
                                                          Advisory Director, Chase Bank (formerly
                                                          Texas Commerce Bank - Austin), LIN
                                                          Television (since 2002), WilTel
                                                          Communications (until 2003) and Hayes
                                                          Lemmerz International, Inc. (diversified
                                                          automotive parts supple company) (since
                                                          2003).
---------------------------- ------------- -------------- -------------------------------------------- --------------

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

---------------------------- ------------- -------------- -------------------------------------------- --------------
                                                                                                       Number of
                                                                                                       John Hancock
                             Position(s)   Trustee/       Principal Occupation(s) and other            Funds
Name, Address (1)            Held with     Officer        Directorships                                Overseen by
And Age                      Fund          since(2)       During Past 5 Years                          Trustee
---------------------------- ------------- -------------- -------------------------------------------- --------------

---------------------------- ------------- -------------- -------------------------------------------- --------------
Ronald R. Dion               Trustee       1998           Chairman and Chief Executive Officer, R.M.   51
Born:  1946                                               Bradley & Co., Inc.; Director, The New
                                                          England Council and Massachusetts
                                                          Roundtable; Director, Boston Stock
                                                          Exchange; Trustee, North Shore Medical
                                                          Center; Director, BJ's Wholesale Club,
                                                          Inc. and a corporator of the Eastern Bank;
                                                          Trustee, Emmanuel College; Director,
                                                          Boston Municipal Research Bureau; Member
                                                          of the Advisory Board, Carroll Graduate
                                                          School of Management at Boston College.

---------------------------- ------------- -------------- -------------------------------------------- --------------
John A. Moore                Trustee       2005           President and Chief Executive Officer,       51
Born:  1939                                               Institute for Evaluating Health Risks,
                                                          (nonprofit institution) (until 2001);
                                                          Senior Scientist, Sciences International
                                                          (health research)(since 1998); Principal,
                                                          Hollyhouse (consulting)(since 2000);
                                                          Director, CIIT(nonprofit research) (since
                                                          2002).

---------------------------- ------------- -------------- -------------------------------------------- --------------
Patti McGill Peterson        Trustee       2005           Executive Director, Council for              51
Born:  1943                                               International Exchange of Scholars and
                                                          Vice President, Institute of International
                                                          Education (since 1998); Senior Fellow,
                                                          Cornell Institute of Public Affairs,
                                                          Cornell University (until 1997); Former
                                                          President of Wells College and St.
                                                          Lawrence University; Director, Niagara
                                                          Mohawk Power Corporation (until 2003);
                                                          Director, Ford Foundation, International
                                                          Fellowships Program (since 2002);
                                                          Director, Lois Roth Endowment (since
                                                          2002); Director, Council for International
                                                          Exchange (since 2003).

---------------------------- ------------- -------------- -------------------------------------------- --------------

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

------------------------- ------------- ------------ ------------------------------------------------- --------------
                                                                                                       Number of
                                                                                                       John Hancock
                          Position(s)   Trustee/     Principal Occupation(s) and other                 Funds
Name, Address (1)         Held with     Officer      Directorships                                     Overseen by
And Age                   Fund          since(2)     During Past 5 Years                               Trustee
------------------------- ------------- ------------ ------------------------------------------------- ---------------
Steven Pruchansky         Trustee       1995         Chairman and Chief Executive Officer,             51
Born:  1944                                          Greenscapes of Southwest Florida, Inc. (since
                                                     2000); Director and President, Greenscapes of
                                                     Southwest Florida, Inc. (until 2000); Managing
                                                     Director, JonJames, LLC (real estate) (since
                                                     2001); Director, First Signature Bank & Trust
                                                     Company (until 1991); Director, Mast Realty
                                                     Trust (until 1994); President, Maxwell Building
                                                     Corp. (until 1991).
------------------------- ------------- ------------ ------------------------------------------------- ---------------
Non-Independent Trustee
------------------------- ------------- ------------ ------------------------------------------------- ---------------
James A. Shepherdson (3)  Trustee,      2004         Executive Vice President, Manulife Financial      51
Born:  1952               President                  Corporation (since 2004); Director, President
                          and Chief                  and Chief Executive Officer, John Hancock
                          Executive                  Advisers, LLC (the "Adviser") and The Berkeley
                          Officer                    Financial Group, LLC ("The Berkeley Group")
                                                     (holding company); Director, President and
                                                     Chief Executive Officer, John Hancock Funds,
                                                     LLC. ("John Hancock Funds"); Director,
                                                     President and Chief Executive Officer,
                                                     Sovereign Asset Management Corporation
                                                     ("SAMCorp."); Director, John Hancock Signature
                                                     Services, Inc.; Director, Chairman and
                                                     President, NM Capital Management, Inc. (NM
                                                     Capital); President, John Hancock Trust
                                                     (since 2005); President, John Hancock Retirement
                                                     Services, John Hancock Life Insurance Company
                                                     (until 2004); Chairman, Essex Corporation
                                                     (until 2004); Co-Chief Executive Officer
                                                     MetLife Investors Group (until 2003); Senior
                                                     Vice President, AXA/Equitable Insurance Company
                                                     (until 2000).
------------------------- ------------- ------------ ------------------------------------------------- ---------------

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

---------------------------------- ------------- ----------- ----------------------------------------- ---------------
                                                                                                       Number of
                                                                                                       John Hancock
                                   Position(s)   Trustee/    Principal Occupation(s) and other         Funds
Name, Address (1)                  Held with     Officer     Directorships                             Overseen by
And Age                            Fund          since(2)    During Past 5 Years                       Trustee
---------------------------------- ------------- ----------- ----------------------------------------- ---------------
Principal Officers who are not
Trustees
---------------------------------- ------------- ----------- ----------------------------------------- ---------------
William H. King                    Vice          1995        Vice President and Assistant Treasurer,   N/A
Born:  1952                        President                 the Adviser; Vice President and
                                   and                       Treasurer of each of the John Hancock
                                   Treasurer                 funds; Assistant Treasurer of each of
                                                             the John Hancock funds (until 2001).
---------------------------------- ------------- ----------- ----------------------------------------- ---------------

(1) Business address for independent and non-independent Trustees and officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
(2) Each Trustee serves until resignation, retirement age or until her or his successor is elected.
(3) Non-Independent Trustee: holds positions with the Fund's investment adviser, underwriter, and or certain other affiliates.

The Fund's Board of Trustees currently has five standing Committees: the Audit Committee, the Administration Committee, the Contracts/Operations Committee, the Governance Committee and the Investment Performance Committee. Each Committee is comprised of Independent Trustees who are not "interested persons" of the Fund.

The Audit Committee members are Messrs. Chapman, Ladner, Moore and Ms. McGill Peterson. All of the members of the Audit Committee are independent and each member is financially literate with at least one having accounting or financial management expertise. The Board has adopted a written charter for the Audit Committee. The Audit Committee recommends to the full board auditors for the Fund, monitors and oversees the audits of the Fund, communicates with both independent auditors and internal auditors on a regular basis and provides a forum for the auditors to report and discuss any matters they deem appropriate at any time. The Audit Committee held four meetings during the fiscal year ended February 28, 2005.

The Administration Committee members are all of the Independent Trustees. The Administration Committee reviews the activities of the other four standing committees. All members of the Administration Committee are not interested persons, as defined in the 1940 Act, of John Hancock or the Fund. The Board has adopted a written charter for the Administration Committee. The responsibilities of the Administration Committee includes: (i) reviewing and commenting on complex-wide matters to facilitate uniformity among, and administration, of the funds, (ii) overseeing liaison between management and the Independent Trustees,
(iii) reviewing matters relating to the Independent Trustees, such as retirement arrangements that have not been assigned to another committee, (vi) reviewing the performance of the Independent Trustees as appropriate and (v) when appropriate overseeing the assignment of tasks to other Committees.

The Governance Committee members are Messrs. Ladner, Carlin, Cunningham and Pruchansky. The Governance Committee makes recommendations to the Board on issues related to corporate governance applicable to the Independent Trustees and to the composition and operation of the Board and to assume duties, responsibilities and functions to nominate candidates to the Board, together with such addition duties, responsibilities and functions as are delegated to it from time to time. Among other things, the Governance Committee acts as a nominating committee of the Board. In reviewing a potential nominee and in evaluating the renomination of current Independent Trustees, the Governance Committee will generally apply the following criteria: (i) the nominee's reputation for integrity, honesty and adherence to high ethical standards, (ii) the nominee's business acumen, experience and ability to exercise sound judgments, (iii) a commitment to understand the Fund and the responsibilities of a trustee of an investment company, (iv) a commitment to regularly attend and participate in meetings of the Board and its committees, (v) the ability to understand potential conflicts of interest involving management of the Fund and to act in the interests of all shareholders, and (vi) the absence of a real or apparent conflict of interest that would impair the nominee's ability to represent the interests of all the shareholders and to fulfill the responsibilities of an Independent Trustee. The Governance Committee does not necessarily place the same emphasis on each criteria and each nominee may not have each of these qualities. The Governance Committee does not discriminate on the basis of race, religion, national origin, sex, sexual orientation, disability or any other basis proscribed by law. The Governance Committee is a new committee and therefore did not meet during the fiscal year ended February 28, 2005. (The nominating function of the Governance Committee was previously carried out by the Administration Committee.)

As long as an existing Independent Trustee continues, in the opinion of the Governance Committee, to satisfy these criteria, the Fund anticipates that the Committee would favor the renomination of an existing Trustee rather than a new candidate. Consequently, while the Governance Committee will consider nominees recommended by shareholders to serve as trustees, the Governance Committee may only act upon such recommendations if there is a vacancy on the Board or the Administration Committee determines that the selection of a new or additional Independent Trustee is in the best interests of the Fund. In the event that a vacancy arises or a change in Board membership is determined to be advisable, the Governance Committee will, in addition to any shareholder recommendations, consider candidates identified by other means, including candidates proposed by members of the Governance Committee. While it has not done so in the past, the Governance Committee may retain a consultant to assist the Committee in a search for a qualified candidate.

Any shareholder recommendation must be submitted in compliance with all of the pertinent provisions of Rule 14a-8 under the Securities Exchange Act of 1934, as amended, to be considered by the Governance Committee. In evaluating a nominee recommended by a shareholder, the Governance Committee, in addition to the criteria discussed above, may consider the objectives of the shareholder in submitting that nomination and whether such objectives are consistent with the interests of all shareholders. If the Board determines to include a shareholder's candidate among the slate of nominees, the candidate's name will be placed on the Fund's proxy card. If the Governance Committee or the Board determines not to include such candidate among the Board's designated nominees and the shareholder has satisfied the requirements of Rule 14a-8, the shareholder's candidate will be treated as a nominee of the shareholder who originally nominated the candidate. In that case, the candidate will not be named on the proxy card distributed with the Fund's proxy statement.

Shareholders may communicate with the members of the Board as a group or individually. Any such communication should be sent to the Board or an individual Trustee c/o The Secretary of the Fund at the following address: 601 Congress Street, Boston, MA 02210-2805. The Secretary may determine not to forward any letter to the members of the Board that does not relate to the business of the Fund.

The Contracts/Operations Committee members are Messrs. Carlin, Cunningham, Dion and Pruchansky. The Contracts/Operations Committee oversees the initiation, operation, and renewal of contracts between the Fund and other entities. These contracts include advisory and subadvisory agreements (if applicable), custodial and transfer agency agreements and arrangements with other service providers. The Contracts/Operations Committee held five meetings during the fiscal year ended February 28, 2005.

The Investment Performance Committee members are all of the independent Trustees. The Investment Performance Committee monitors and analyzes the performance of the Fund generally, consults with the Adviser as necessary if the Fund requires special attention, and reviews peer groups and other comparative standards as necessary. The Investment Performance Committee held four meetings during the fiscal year ended February 28, 2005.

The following table provides a dollar range indicating each Trustee's ownership of equity securities of the Fund, as well as aggregate holdings of shares of equity securities of all funds in the John Hancock Fund Complex overseen by the Trustee, as of February 28, 2005.

----------------------------------- ---------------------------------- --------------------------------------
                                                                       Aggregate Dollar Range of holdings
                                    Dollar Range of Fund Shares        in John Hancock funds overseen by
Name of Trustee                     Owned by Trustee (1)               Trustee (1)
----------------------------------- ---------------------------------- --------------------------------------
Independent Trustees
----------------------------------- ---------------------------------- --------------------------------------
James F. Carlin                     none                               Over 100,000
----------------------------------- ---------------------------------- --------------------------------------
Richard P. Chapman, Jr.*            none                               Over 100,000
----------------------------------- ---------------------------------- --------------------------------------
William H. Cunningham               none                               $10,001-50,000
----------------------------------- ---------------------------------- --------------------------------------
Ronald R. Dion                      none                               Over 100,000
----------------------------------- ---------------------------------- --------------------------------------
Charles L. Ladner**                 none                               Over 100,000
----------------------------------- ---------------------------------- --------------------------------------
Dr. John A. Moore*                  none                               Over 100,000
----------------------------------- ---------------------------------- --------------------------------------
Patti McGill Peterson*              none                               Over 100,000
----------------------------------- ---------------------------------- --------------------------------------
Steven R. Pruchansky                none                               Over 100,000
----------------------------------- ---------------------------------- --------------------------------------
Non-Independent Trustees
----------------------------------- ---------------------------------- --------------------------------------
James A. Shepherdson**              none                               $10,001-50,000
----------------------------------- ---------------------------------- --------------------------------------

(1) This Fund does not participate in the John Hancock Deferred Compensation Plan for Independent Trustees (the "Plan"). Under the Plan, an Independent Trustee may defer his or her fees by electing to have the Adviser invest his or her fees in one of the funds in the John Hancock complex that participates in the Plan. Under these circumstances, the Trustee is not the legal owner of the underlying shares, but does participate in any positive or negative return on those shares to the same extent as all other shareholders. With regard to Trustees participating in the Plan, if a Trustee was deemed to own the shares used in computing the value of his deferred compensation, as of December 31, 2004, the respective "Dollar Range of Fund Shares Owned by Trustee" and the "Aggregate Dollar Range of holdings in John Hancock funds overseen by Trustee" would be as follows: none and over $100,000 for Mr. Chapman, none and over $100,000 Mr. Cunningham, none and over $100,000 for Mr. Dion, none and over $100,000 for Dr. Moore and none and over $100,000 for Mr. Pruchansky.

*Messrs. Chapman, Moore and Ms. McGill Peterson were elected to the Board by shareholders on December 1, 2004, effective January 1, 2005.

**Mr. Shepherdson was appointed Trustee of the John Hancock Funds as of May 12, 2004. As of June 16, 2004, the Independent Trustees elected Charles L. Ladner as Independent Chairman of the Board.

The following table provides information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Any Non-Independent Trustee, and each of the officers of the Fund who are interested persons of the Adviser, and/or affiliates are compensated by the Adviser and receive no compensation from the Fund for their services.

                                                     Total Compensation from All
                          Aggregate Compensation     Funds in John Hancock Fund
Trustees                  from the Fund (1)          Complex to Trustees (2)
James F. Carlin                  $  165                       $ 76,500
Richard P. Chapman* ++                0                         79,500
William J. Cosgrove*+ ++              0                         89,500
William H. Cunningham*              168                         77,500
Ronald R. Dion*                     165                         76,500
Charles L. Ladner                   200                        104,150
Dr. John A. Moore*++                  0                         79,900
Patti McGill Peterson++               0                         74,900
Steven R. Pruchansky*               173                         79,500
Norman H. Smith*+                   165                         76,500
John P. Toolan*+                     48                         75,650
                                 ------                       --------
Total                            $1,084                       $890,100

(1) Compensation is for the fiscal year ended February 28, 2005.

(2) Total compensation paid by the John Hancock Funds Complex to the Independent Trustees is as of December 31, 2004. As of this date, there were forty-nine funds in the John Hancock Fund Complex: Messrs. Carlin, Cunningham, Dion, Pruchansky, Smith and Toolan serving on twenty-eight funds; Messrs. Chapman and Cosgrove serving on twenty-one funds; Dr. Moore and Ms. McGill Peterson serving on thirty funds and Mr. Ladner serving on forty-nine funds.

(*) As of December 31, 2004, the value of the aggregate accrued deferred compensation from all Funds in the John Hancock Fund Complex for Mr. Chapman was $69,035, for Mr. Cosgrove was $232,538, for Mr. Cunningham was $627,144, for Mr. Dion was $242,968, for Dr. Moore was $273,394, for Mr. Pruchansky was $194,392, for Mr. Smith was $331,243 and for Mr. Toolan was $686,931 under the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees (the "Plan").

+ Mr. Toolan retired as of December 31, 2004. Mr. Cosgrove retired as of March 31, 2005. Mr. Smith retired as of June 30, 2005.

++ Messrs. Chapman, Moore and Ms. McGill Peterson were elected to the Board by the shareholders on December 1, 2004, effective January 1, 2005. Mr. Cosgrove was appointed by the Trustees on December 14, 2004 to the Board effective January 1, 2005.

All of the officers listed are officers or employees of the Adviser or affiliated companies. Some of the Trustees and officers may also be officers and/or directors and/or Trustees of one or more of the other funds for which the Adviser serves as investment adviser.

As of June 9, 2005, the officers and Trustees of the Fund as a group beneficially owned less than 1% of the outstanding shares of the Fund. As of that date, the following shareholders of record beneficially owned 5% or more of the outstanding shares of the Fund.

                                                            Percentage of Total
Name and Address of Shareholder                             Outstanding Shares
Peter Kamin                                                        30.61%
Knowles Electronics, Inc.
Pension Trust
1151 Maplewood Drive
Itasca IL 60143-2058

MCB Trust Services Custodian                                       17.02%
Derlan Precision Gear
Vol Savings
700 17th St Ste 150
Denver CO  80202-3502

MCB Trust Services Custodian FBO                                   13.41%
The Investment Incentive Plan
700 17th St Ste 150
Denver CO 90201-3502

MCB Trust Services Custodian FBO                                   10.84%
Cape Ann Local Lodge #2654
401K Plan
700 17th St Ste 150
Denver CO 80202-3502

MCB Trust Services Custodian FBO                                    9.51%
ACP-ASIM A
700 17th St Ste 150
Denver CO

MCB Trust Services Custodian FBO                                    7.05%
Manistique Papers Inc. 401K
700 17th St Ste 150
Denver CO 80202-3502

Shareholders of the Fund having beneficial ownership of more than 25% of the shares of the Fund may be deemed for purposes of the Investment Company Act of 1940, as amended, to control the Fund.

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 601 Congress Street, Boston, Massachusetts 02210-2805, a premier investment management company, managed $30 billion in open-end funds, closed-end funds, private accounts and retirement plans for individual and institutional investors as of March 31, 2005. Additional information about John Hancock Advisers can be found on the website: www.jhfunds.com.

The Sub-Adviser, Independence Investment LLC (formerly Independence Investment Associates, Inc.), located at 53 State Street, Boston, Massachusetts 02109, was organized in 1982 and as of March 31, 2005 managed approximately $9.7 billion in assets for primarily institutional clients. The Sub-Adviser is a wholly-owned indirect subsidiary of the John Hancock Life Insurance Company ("Life Company").

The Fund has entered into an investment management contract with the Adviser (the "Advisory Agreement") which was approved by the Fund's shareholders.

Pursuant to the Advisory Agreement, the Adviser, in conjunction with the Sub-Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser under which the Sub-Adviser, subject to the review of the Trustees and the overall supervision of the Adviser, is responsible for managing the investment operations of the Fund and the composition of the Fund's portfolio and furnishing the Fund with advice and recommendations with respect to investments, investment policies and the purchase and sale of securities.

The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses or redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund); the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders, meetings; trade association membership; insurance premiums; and any extraordinary expenses.

As compensation for its services under the Advisory Agreement, the Fund pays the Adviser monthly a fee based on a stated percentage of the average daily net assets of the Fund as follows:

Average Daily Net Asset                Annual Rate
Up to $1 billion                       .50%
Amount over $1 billion                 .45%

Under the Sub-Advisory Agreement, the Adviser (not the Fund) pays a portion of its fee to the Sub-Adviser at the following rate: 35% of the advisory fee payable on the Fund's average daily net assets. Prior to July 1, 2003, the Sub-Advisory fee paid by the Adviser to the Sub-Adviser was equal to 75% of the advisory fee payable on the Fund's average daily net assets.

For the fiscal years ended February 28, 2003, February 29, 2004 and February 28, 2005, the advisory fee payable to the Fund's Adviser amounted to $353,818, $327,830 and $137,337, respectively.

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.

Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser, the Sub-Adviser or its affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser or Sub-Adviser for the Fund or for other funds or clients for which the Adviser or Sub-Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser, the Sub-Adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to their Advisory Agreements, the Adviser and Sub-Adviser are not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser or Sub-Adviser in the performance of their duties or from their reckless disregard of their obligations and duties under the applicable Agreement.

Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for as long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If a Fund's Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the non-exclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

Under the Sub-Advisory Agreement, the fund may use the name "Independence" or any name derived from or similar to it only for as long as the Sub-Advisory Agreement is effect. When the Sub-Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use any name indicating that it is advised by or otherwise connected with Independence. In addition, Independence or the Life Company may grant the non-exclusive right to use the name "Independence" or any similar name to any other corporation or entity, including but not limited to any investment company of which Independence or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

The Fund's Board of Trustees is responsible for overseeing the performance of the Fund's investment adviser and Sub-Adviser and determining whether to approve and renew the Fund's Advisory Agreement and Sub-Advisory Agreement. The Board has a standing request that the Adviser provide the Board with certain information the Board has deemed important to evaluating the short- and long-term performance of the Adviser and Sub-Adviser. This information includes periodic performance analysis and status reports from the Adviser and quarterly Portfolio and Investment Performance Reports. The Fund's portfolio managers meet with the Board from time to time to discuss the management and performance of the Fund and respond to the Board's questions concerning the performance of the Adviser. When the Board considers whether to renew an investment advisory contract or sub-advisory contract, the Board takes into account numerous factors, including: (1) the nature, extent and quality of the services provided by the Adviser and Sub-Adviser; (2) the investment performance of the Fund's assets managed by the Adviser or Sub-Adviser; (3) the fair market value of the services provided by the Adviser or Sub-Adviser; (4) a comparative analysis of expense ratios of, and advisory fees paid by, similar funds; (5) the extent to which the Adviser has realized or will realize economies of scale as the Fund grows; (6) other sources of revenue to the Adviser or its affiliates from its relationship with the Fund and intangible or "fall-out" benefits that accrue to the Adviser and its affiliates, if relevant; and (7) the Adviser's control of the operating expenses of the fund, such as transaction costs, including ways in which portfolio transactions for the fund are conducted and brokers are selected.

In evaluating the Advisory Agreement and Sub-Advisory Agreement, the Independent Trustees reviewed materials furnished by Adviser, including information regarding the Adviser and Sub-Adviser, their respective affiliates and their personnel, operations and financial condition. The Independent Trustees also reviewed, among other things:

o The investment performance of the Fund. The Board determined that the performance results of the Fund and the Adviser's and Sub-Adviser's responsive actions were reasonable, as compared with relevant performance standards, including the performance results of comparable institutional large-cap funds derived from data provided by Lipper Inc. and appropriate market indexes.

o The fee charged by the Adviser for investment advisory and administrative services. The Board decided that the advisory fee paid by the Fund was reasonable based on the average advisory fee for comparable funds. The Board also took into account the nature of the fee arrangements which include breakpoints that will adjust the fee downward as the size of the Fund's portfolio increases.

o The Board evaluated the Adviser's and Sub-Adviser's investment staff and portfolio management process, and reviewed the composition and overall performance of the Fund's portfolio on both a short-term and long-term basis.

The Independent Trustees determined that the terms of the Fund's Advisory Agreement and Sub-Advisory Agreement are fair and reasonable and that the contracts are in the Fund's best interest. The Independent Trustees believe that the advisory contract will enable the Fund to enjoy high quality investment advisory services at a cost they deem appropriate, reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees met independently from the Non-Independent Trustees of the Fund and any officers of the Adviser or its affiliates. The Independent Trustees also relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

The continuation of the Advisory Agreement, the Sub-Advisory Agreement and the Distribution Agreement (discussed below) will continue in effect from year to year if approved by either the vote of the Fund's shareholders or the Trustees, including a vote of a majority of the Trustees who are not parties to the agreement or "interested persons" of any such party, cast at a meeting called for such purposes. Each of these Agreements may be terminated on 60 days written notice by any party or by vote of a majority of the outstanding voting securities of the Fund and will terminate automatically if assigned.


Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this Agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the fiscal years ended February 28, 2003, February 29, 2004 and February 28, 2005, the Fund paid the Adviser $20,591, $19,793 and $6,521 for services under this Agreement:

Proxy Voting. The Fund's Trustees have delegated to the Adviser the authority to vote proxies on behalf of the Fund. The Trustees have approved the proxy voting guidelines of the Adviser and will review the guidelines and suggest changes as they deem advisable. A summary of the Adviser's proxy voting guidelines is attached to this statement of additional information as Appendix B. Information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ending June 30, 2004 is available by calling 1-800-225-5291 or on the Fund's website: www.jhfunds.com/proxy or on the SEC's website at www.sec.gov.

Personnel of the Adviser and its affiliates may trade securities for their personal accounts. The Fund also may hold, or may be buying or selling, the same securities. To prevent the Fund from being disadvantaged, the adviser(s), principal underwriter and the Fund have adopted a code of ethics which restricts the trading activity of those personnel.

ADDITIONAL INFORMATION ABOUT THE FUND'S PORTFOLIO MANAGERS

Other Accounts the Portfolio Managers are Managing. The table below indicates for each portfolio manager of the Fund information about the accounts over which the portfolio manager has day-to-day investment responsibility. All information on the number of accounts and total net assets in the table is as of February 28, 2005. For purposes of the table, "Other Pooled Investment Vehicles" may include investment partnerships, pooled separate accounts, and group trusts, and "Other Accounts" may include separate accounts for institutions or individuals, insurance company general or non-pooled separate accounts, pension funds and other similar institutional accounts.

------------------------- -------------------------------------------------------------------------------------------
PORTFOLIO MANAGER NAME    OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER
------------------------- -------------------------------------------------------------------------------------------
Stephen A. Lanzendorf     Other Registered Investment Companies: none

                          Other Pooled Investment Vehicles:  One (1) entity with total net assets of approximately
                          $92 million

                          Other Accounts:  Four (4) accounts with total net assets of approximately $377 million.
------------------------- -------------------------------------------------------------------------------------------

Neither the Adviser nor the Sub-Adviser receive a fee based upon the investment performance of any of the accounts included under "Other Accounts Managed by the Portfolio Managers" in the table above.

When a portfolio manager is responsible for the management of more than one account, the potential arises for the portfolio manager to favor one account over another. The principal types of potential conflicts of interest that may arise are discussed below. For the reasons outlined below, the Fund does not believe that any material conflicts are likely to arise out of a portfolio manager's responsibility for the management of the Fund as well as one or more other accounts. The Adviser and the Sub-Adviser have adopted procedures that are intended to monitor compliance with the policies referred to in the following paragraphs. Generally, the risks of such conflicts of interests are increased to the extent that a portfolio manager has a financial incentive to favor one account over another. The Sub-Adviser has structured its compensation arrangements in a manner that is intended to limit such potential for conflicts of interests. See "Compensation of Portfolio Managers" below.

A portfolio manager could favor one account over another in allocating new investment opportunities that have limited supply, such as initial public offerings and private placements. If, for example, an initial public offering that was expected to appreciate in value significantly shortly after the offering was allocated to a single account, that account may be expected to have better investment performance than other accounts that did not receive an allocation on the initial public offering. The Sub-Adviser has policies that require a portfolio manager to allocate such investment opportunities in an equitable manner and generally to allocate such investments proportionately among all accounts with similar investment objectives.

A portfolio manager could favor one account over another in the order in which trades for the accounts are placed. If a portfolio manager determines to purchase a security for more than one account in an aggregate amount that may influence the market price of the security, accounts that purchased or sold the security first may receive a more favorable price than accounts that made subsequent transactions. The less liquid the market for the security or the greater the percentage that the proposed aggregate purchases or sales represent of average daily trading volume, the greater the potential for accounts that make subsequent purchases or sales to receive a less favorable price. When a portfolio manager intends to trade the same security for more than one account, the procedures of the Sub-Adviser generally result in such trades being "bunched," which means that the trades for the individual accounts are aggregated and each account receives the same price. There are some types of accounts as to which bunching may not be possible for contractual reasons (such as directed brokerage arrangements). Circumstances may also arise where the trader believes that bunching the orders may not result in the best possible price. Where those accounts or circumstances are involved, the Sub-Adviser will place the order in a manner intended to result in as favorable a price as possible for such client.

A portfolio manager may favor an account if the portfolio manager's compensation is tied to the performance of that account rather than all accounts managed by the portfolio manager. If, for example, the portfolio manager receives a bonus based upon the performance of certain accounts relative to a benchmark while other accounts are disregarded for this purpose, the portfolio manager will have a financial incentive to seek to have the accounts that determine the portfolio manager's bonus achieve the best possible performance to the possible detriment of other accounts. Similarly, if the Adviser or the Sub-Adviser receives a performance-based advisory fee, the portfolio manager may favor that account, whether or not the performance of that account directly determines the portfolio manager's compensation. The investment performance on specific accounts is not a factor in determining the portfolio manager's compensation. See "Compensation of Portfolio Managers" below. Neither the Adviser nor the Sub-Adviser receives a performance-based fee with respect to any of the accounts managed by the portfolio managers.

A portfolio manager may favor an account if the portfolio manager has a beneficial interest in the account, in order to benefit a large client or to compensate a client that had poor returns. For example, if the portfolio manager held an interest in an investment partnership that was one of the accounts managed by the portfolio manager, the portfolio manager would have an economic incentive to favor the account in which the portfolio manager held an interest. The Sub-Adviser imposes certain trading restrictions and reporting requirements for accounts in which a portfolio manager or certain family members have a personal interest in order to confirm that such accounts are not favored over other accounts.

If the different accounts have materially and potentially conflicting investment objectives or strategies, a conflict of interest may arise. In making portfolio manager assignments, the Sub-Adviser seeks to avoid such potentially conflicting situations. However, where a portfolio manager is responsible for accounts with differing investment objectives and policies, it is possible that the portfolio manager will conclude that it is in the best interest of one account to sell a portfolio security while another account continues to hold or increase the holding in such security.

Compensation of Portfolio Managers. The Sub-Adviser has adopted a system of compensation for portfolio managers and others involved in the investment process that seeks to align the financial interests of the investment professionals with both those of the Sub-Adviser, through incentive payments based in part upon the Sub-Adviser's financial performance, and also their clients and the shareholders of the funds they manage, through incentive payments based in part upon the relative investment performance of those accounts. The Sub-Adviser's compensation arrangements with investment professionals are determined on the basis of the investment professional's overall services to the Sub-Adviser and not on the basis of specific funds or accounts managed by the investment professional. At the Sub-Adviser, the structure of compensation of investment professionals is currently comprised of the following basic components: (i) a competitive base salary; (ii) eligibility for an additional bonus pursuant to an incentive compensation plan contingent on company profitability and investment performance; (iii) a deferred profit sharing plan, which is designed to be an equity ownership substitute; and (iv) eligibility for marketing incentives pursuant to the incentive compensation plan. A limited number of investment professionals may also receive a bonus payable pursuant to a specific employment arrangement with the Sub-Adviser. All investment professionals receive customary benefits that are offered generally to all salaried employees of the Sub-Adviser. The following describes each component of the compensation package for the individuals identified as a portfolio manager for the fund.

Base salary. Base compensation is fixed and generally reevaluated on an annual basis. The Sub-Adviser seeks to set compensation at market rates, taking into account the experience, job responsibilities and overall job performance of the investment professional.

Incentive Compensation Plan. Under the plan, investment professionals are eligible for an annual bonus pursuant to an incentive compensation plan, which is contingent on company profitability and investment performance. The plan is intended to provide a competitive level of annual bonus compensation that is tied to the investment professional achieving superior investment performance. Any bonus under the plan is completely discretionary. While the amount of any bonus is discretionary, the following factors are generally used in determining the size of the overall bonus pool and/or the particular bonuses paid to individual portfolio managers under the plan:

Investment Performance: The investment performance of all accounts managed by the investment professional over one and three- year periods are considered. The pre-tax performance of each account is measured relative to an appropriate benchmark. The investment performance of certain categories of accounts managed by the Sub-Adviser is also taken into consideration, whether or not the portfolio manager is responsible for the accounts.

The Profitability of the Sub-Adviser: The profitability of the Sub-Adviser is also considered in determining bonus awards.

Deferred Profit Sharing Plan. Investment professionals may be eligible to participate in a deferred profit sharing plan that is designed to provide employees of the Sub-Adviser with equity like interests in the Sub-Adviser's financial performance. Both ownership proxy and marketing incentives are provided on a deferred basis and are subject to forfeiture in certain instances of termination.

Marketing Incentives. Personnel of the Sub-Adviser, including investment management personnel, may be awarded compensation for introducing a new client to the Sub-Adviser or providing substantial assistance in developing new client relationships. While the awards are discretionary, they are normally based upon a percentage of revenues generated for the management of the new client's account.

While the profitability of the Sub-Adviser and the investment performance of the accounts that the investment professionals manage are factors in determining an investment professional's overall compensation, the investment professional's compensation is not linked directly to the net asset value of any fund.

Share Ownership by Portfolio Managers. The following table indicates as of February 28, 2005 the value, within the indicated range, of shares beneficially owned by the portfolio managers in the Fund. For purposes of this table, the following letters represent the range indicated below:

         A        -        $0
         B        -        $1 - $10,000
         C        -        $10,001 - $50,000
         D        -        $50,001 - $100,000
         E        -        $100,001 - $500,000
         F        -        $500,001 - $1,000,000
         G        -        More than $1 million

---------------------------------------- --------------------------------------
Portfolio Manager                        Range of Beneficial Ownership
---------------------------------------- --------------------------------------
Stephen A. Lanzendorf, CFA               A
---------------------------------------- --------------------------------------

DISTRIBUTION CONTRACT

The Fund has a Distribution Agreement with John Hancock Funds. Under the Agreement, John Hancock Funds is obligated to use its best efforts to sell shares of the Fund. Shares of the Fund are also sold by selected broker-dealers, banks and registered investment advisors ("Selling Firms") that have entered into selling agreements with John Hancock Funds. These Selling Firms are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. John Hancock Funds accepts orders for the purchase of the shares of the Fund which are continually offered at net asset value next determined.

SALES COMPENSATION

As part of its business strategy, John Hancock Funds may pay compensation to Selling Firms that sell the Fund's shares. These firms typically pass along a portion of this compensation to your Selling Firm representative.

John Hancock Funds may make a one-time payment at the time of initial purchase out of its own resources to a Selling Firm who sells shares of the Fund. This payment may not exceed 0.15% of the amount invested.

Additional  compensation.  John Hancock Funds,  LLC at its expense,  and without additional cost to the Fund or its shareholders, may provide additional compensation to a Selling Firm in connection with their promotion of the Fund or sale of shares of the Fund. John Hancock Funds, LLC may make payments to selling firms for marketing support and/or shareholder administrative services. These market support payments may include financial assistance to Selling Firms in connection with their marketing and sales development programs for their registered representatives and other employees, as well as payment for travel expenses, including lodging incurred by registered representatives and other employees for such marketing and sales development programs, as well as assistance for seminars for the public, advertising and sales campaigns regarding one or more Funds, and other Selling Firm - sponsored events or activities. From time to time, John Hancock Funds, LLC may provide expense reimbursements for special training of a Selling Firm's registered representatives and other employees in group meetings. Non-cash compensation may also take the form of occasional gifts, meals, tickets or other entertainment as limited by NASD requirements. Payments may include amounts for sub-administration and other services for shareholders whose shares are held of record in omnibus or other group accounts. Other compensation, such as asset retention fees, finder's fees and reimbursement for wire transfer fees or other administrative fees and costs may be offered to the extent not prohibited by law or any self-regulatory agency such as the NASD. John Hancock Funds, LLC compensates Selling Firms differently depending upon, among other factors, the level and/or type of marketing support provided by the Selling Firm. The level of payments made to a Selling Firm in any given year will vary and may be substantial. These payments may provide an incentive to a Selling Firm to actively promote the Funds or cooperate with the John Hancock Funds, LLC promotional efforts. Depending on the arrangements in place at any particular time, Selling Firms may have a financial incentive to recommend a particular fund or a share class. You should ask your Selling Firm for more information about any services it provides, as well as about fees, commissions and/or marketing support payments.

NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices. In addition, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities and tax-exempt securities) are determined based on market quotations collected prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between the time of the determination of value and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees.

Equity securities traded on a principal exchange are generally valued at last sale price on the day of valuation or in the case of securities traded on NASDAQ, the NASDAQ official closing price. Securities in the aforementioned category for which no sales are reported and other securities traded over-the-counter are generally valued at the last available bid price.

Equity options held by a Fund are priced as of the close of trading (generally 4 p.m. Eastern Time), futures contracts on U.S. government and other fixed-income securities (generally 3 p.m. Eastern Time) and index options held by a Fund are priced as of their close of trading (generally 4:15 p.m. Eastern Time).

Short-term debt investments which have a remaining maturity of 60 days or less may be valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

If any securities held by the Fund are restricted as to resale, the fair value of such securities is generally determined as the amount which the Fund could reasonably expect to realized from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Foreign securities are valued on the basis of quotations from the primary market in which they are traded. Any assets or liabilities expressed in terms of foreign currencies are translated into U.S. dollars by the custodian bank based on London currency exchange quotations as of 4:00 p.m., London time on the date of any determination of the Fund's NAV. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the Exchange. Currency exchange rates are normally determined at the close of trading in London, England (11:00 a.m., New York Time). The closing prices for securities in markets or on exchanges outside the U.S. that close prior to the close of the Exchange may not fully reflect events that occur after such close but before the close of the Exchange. As a result, the Fund has adopted fair value pricing procedures, which, among other things, require the Fund to fair value such securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Fund to a significant extent. In addition, securities held by some of the Funds may be traded in foreign markets that are open for business on days that the Fund is not, and the trading of such securities on those days may have an impact on the value of a shareholder's investment at a time when the shareholder cannot buy and sell shares of the Fund.

The NAV for each class of the Fund is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern
Time) by dividing a class's net assets by the number of its shares outstanding. On any day an international market is closed and the New York Stock Exchange is open, any foreign securities will be valued at the prior day's close with the current day's exchange rate. Trading of foreign securities may take place on Saturdays and U.S. business holidays on which the Fund's NAV is not calculated. Consequently, the Fund's portfolio securities may trade and the NAV of the Fund's redeemable securities may be significantly affected on days when a shareholder has no access to the Fund.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Fund permits exchanges of shares of any class of the fund for shares of the same class in any other John Hancock fund offering that class. The registration for both accounts involved must be identical. Identical registration is determined by having the same beneficial owner on both accounts involved in the exchange.

Investors may exchange Class I shares for Class I shares of other John Hancock funds, shares of any John Hancock institutional fund, or Class A shares of John Hancock Money Market Fund. If an investor exchanges Class I shares for Class A shares of Money Market Fund, any future exchanges out of the Money Market Fund Class A must be to another Class I share or institutional fund.

The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".

PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES

Shares of the Fund may be purchased or redeemed through certain Selling Firms. Selling Firms may charge the investor additional fees for their services. The Fund will be deemed to have received a purchase or redemption order when an authorized Selling Firm, or if applicable, a Selling Firm's authorized designee, receives the order. If a Selling Firm is an agent or designee of the Fund, orders are processed at the NAV next calculated after the Selling Firm receives the order. The Selling Firm must segregate any orders it receives after the close of regular trading on the New York Stock Exchange and transmit those orders to the Fund for execution at NAV next determined. Some Selling Firms that maintain network/omnibus/nominee accounts with the Fund for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing and/or distribution services they provide with respect to the underlying Fund shares. This fee is paid by the Adviser, the Fund and/or John Hancock Funds, LLC (the Fund's principal distributor).

SPECIAL REDEMPTIONS

Although the Fund would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of that period.

DESCRIPTION OF THE FUND'S SHARES

The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund, without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of one series. Additional series may be added in the future. The Declaration of Trust also authorizes the Trustees to classify and reclassify the shares of the Fund, or any other series of the Trust, into one or more classes. Effective October 1, 1999, existing shares of the fund were designated "Class I" shares.

Each share of the Fund represents an equal proportionate interest in the assets belonging to that Fund. When issued, shares are fully paid and nonassessable. In the event of liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to such shareholders. Shares of the Trust are freely transferable and have no preemptive, subscription or conversion rights.

In accordance with the provisions of the Declaration of Trust, the Trustees have initially determined that shares entitle their holders to one vote per share on any matter on which such shares are entitled to vote. The Trustees may determine in the future, without the vote or consent of shareholders, that each dollar of net asset value (number of shares owned times net asset value per share) will be entitled to one vote on any matter on which such shares are entitled to vote.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the trust. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of the Trust's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liabilities of any other series. Liability is therefore limited to circumstances in which a Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Shares of the Fund generally may be sold only to U.S. citizens, U.S. residents, and U.S. Domestic corporations, partnerships, trusts or estates.

TAX STATUS

The Fund is treated as a separate entity for accounting and tax purposes, has qualified as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") and intends to continue to qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, a Fund will not be subject to Federal income tax on its taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

The Fund will be subject to a 4% nondeductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends, under normal circumstances, to seek to avoid or minimize liability for such tax by satisfying such distribution requirements.

Distributions from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain," they will be taxable as long-term capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains, other than those gains and losses included in computing net capital gain, after reduction by deductible expenses.) Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.

Foreign  exchange  gains and  losses  realized  by the Fund in  connection  with certain transactions involving foreign currency-denominated debt securities, certain foreign currency options and futures, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Transactions in foreign currencies that are not directly related to the Fund's investment in stock or securities, including speculative currency positions, could under future Treasury regulations produce income not among the types of "qualifying income" from which the Fund must derive at least 90% of its annual gross income for each taxable year. If the net foreign exchange loss for a year treated as ordinary loss under Section 988 were to exceed the Fund's investment company taxable income computed without regard to such loss, the resulting overall ordinary loss for such year would not be deductible by a Fund or its shareholders in future years.

If the Fund invests (either directly or through depository receipts such as ADRs, GDRs or EDRs) in stock (including an option to acquire stock such as is inherent in a convertible bond) of certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gain) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Fund could be subject to Federal income tax and additional interest charges on "excess distributions" received from these passive foreign investment companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders. The Fund would not be able to pass through to its respective shareholders any credit or deduction for such a tax. An election may be available to ameliorate these adverse tax consequences, but could require the Fund to recognize taxable income or gain without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. The Fund may limit and/or manage its investments in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.

The amount of the Fund's net realized capital gains, if any, in any given year will vary depending upon the current investment strategy of the Adviser and Sub-Adviser and whether the Adviser and the Sub-Adviser believes it to be in the best interest of the Fund to dispose of portfolio securities and/or engage in options, futures or forward transactions that will generate capital gains. At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in a Fund's portfolio or undistributed taxable income of the Fund. Consequently, subsequent distributions on those shares from such appreciation or income may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

Upon a redemption or other disposition of shares of the Fund (including by exercise of the exchange privilege), in a transaction that is treated as a sale for tax purposes, a shareholder may realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. Any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the same Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to the automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Also, any loss realized upon the redemption of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

The Fund reserves the right to retain and reinvest all or any portion of the excess, as computed for Federal income tax purposes, of net long-term capital gain over net short-term capital loss in any year. Although its present intention is to distribute all net capital gains, if any, the Fund will not in any event distribute net capital gains realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if such Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by such Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or a refund of, his pro rata share of the taxes paid by the Fund, and (c) be entitled to increase the adjusted tax basis for his Fund shares by the difference between his pro rata share of such excess and his pro rata share of such taxes.

For Federal income tax purposes, the Fund is permitted to carry forward a net realized capital loss in any year to offset net capital gains of that Fund, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to a Fund and, as noted above, would not be distributed as such to shareholders. The John Hancock Independence Diversified Core Equity Fund II has no capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains.

If the Fund should have dividend income that qualifies as Qualified Dividend Income, as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003, the maximum amount allowable will be designated by the Fund. This amount will be reflected on Form 1099-DIV for the current calendar year.

If the Fund should have dividend income that qualifies for the dividends-received deduction for corporations, it will be subject to the limitations applicable under the Code. The qualifying portion is limited to properly designated distributions attributed to dividend income (if any) the Fund receives from certain stock in U.S. domestic corporations and the deduction is subject to holding period requirements and debt-financing limitations under the Code.

For purposes of dividends received deduction available to corporations, dividends received by the Fund, if any, from U.S. domestic corporations in respect of any share of stock held by the Fund, for U.S. Federal income tax purposes, for at least 46 days (91 days in the case of certain preferred stock) during a prescribed period extending before and after such dividend and distributed and properly designated by the Fund may be treated as qualifying dividends. Corporate shareholders must meet the holding period requirements stated above with respect to their shares of the applicable Fund for each dividend in order to qualify for the deduction and, if they have any debt that is deemed under the Code directly attributable to such shares, may be denied a portion of the dividends-received deduction. The entire qualifying dividend, including the otherwise deductible amount, will be included in determining alternative minimum tax liability, if any. Additionally, any corporate shareholder should consult its tax adviser regarding the possibility that its tax basis in its shares may be reduced, for Federal income tax purposes, by reason of "extraordinary dividends" received with respect to the shares and, to the extent such basis would be reduced below zero, that current recognition of income would be required.

The Fund that invests in securities of foreign issuers may be subject to withholding and other taxes imposed by foreign countries with respect to its investments in foreign securities. Some tax conventions between certain countries and the United States may reduce or eliminate such taxes. With respect to the Fund, because more than 50% of the Fund's total assets at the close of any taxable year will not consist of stock or securities of foreign corporations, the Fund will not be able to pass such taxes through to its shareholders, who in consequence will not include any portion of such taxes in its incomes and will not be entitled to tax credits or deductions with respect to such taxes. However, the Fund will be entitled to deduct such taxes in determining the amounts it must distribute in order to avoid Federal income tax.

The Fund that invests in zero coupon securities or certain PIK or increasing rate securities and any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently) accrues income on such securities prior to the receipt of the corresponding cash payments. The mark to market or constructive sale rules applicable to certain options, futures, forwards, short sales or other transactions, may also require the Fund to recognize income or gain without a concurrent receipt of cash. Additionally, some countries restrict repatriation which may make it difficult or impossible for the Fund to obtain cash corresponding to its earnings or assets in those countries. The Fund must distribute, at least annually, all or substantially all of its net income and net capital gains, including such accrued income or gain, to shareholders to qualify as a regulated investment company under the Code and avoid Federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to borrow cash, to satisfy these distribution requirements.

The Federal income tax rules applicable to certain structured or hybrid securities, currency swaps, interest rate swaps, caps, floors and collars, and possibly other investments or transactions are or may be unclear in certain respects, and the Fund will account for these investments or transactions in a manner intended to preserve its qualification as a regulated investment company and avoid material tax liability.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions is accorded to accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

With respect to the Fund that may enter into foreign currency positions, forwards, futures and options transactions, limitations imposed by the Code on regulated investment companies may restrict the Fund's ability to enter into options, futures, foreign currency positions, and forward foreign currency contracts.

Certain options, futures and forward foreign currency contracts undertaken by the Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect their character as long-term or short-term (or in the case of certain foreign currency contracts, as ordinary income or loss) and timing of some capital gains and losses realized by the Fund. Additionally, the Fund may be required to recognize gain, but not loss, if an option, futures contract, short sale or other transaction is treated as a constructive sale of an appreciated financial position in the Fund's portfolio. Also, certain of the Fund's losses on its transactions involving options, futures or forward contracts and/or offsetting or successor portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gains. Certain of such transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. The Fund will also take into account the special tax rules (including consideration of available elections) applicable to options, futures and forward contracts in order to minimize any potential adverse tax consequence.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although a Fund may in its sole discretion provide relevant information to shareholders.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. The Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain types of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends, capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to a non-resident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from a Fund and unless an effective IRS Form W-8, Form W-8BEN, or other authorized withholding certificate is on file to back up withholding on certain other payments from the Fund. Non U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

The Fund is not subject to Massachusetts corporate excise or franchise taxes. The Fund anticipate that, provided that the Fund qualify as regulated investment companies under the Code, they will also not be required to pay any Massachusetts income tax.



BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser's or Sub-Adviser's investment and/or trading personnel. Orders for purchases and sales of securities are placed in a manner, which, in the opinion of such personnel, will offer the best price and market for the execution of each such transaction. The Fund's trading practices and investments are reviewed periodically by the Adviser's Senior Investment Policy Committee and its Brokerage Practices Committee which consists of officers of the Adviser and quarterly by the Adviser's Investment Committee which consists of officers of the Adviser and Trustees of the Trust who are interested persons of the Fund.

Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market maker reflect a "spread." Investments in debt securities are generally traded on a "net" basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own account without a stated commission, although the price of the security usually includes a profit to the dealer. On occasion, certain money market instruments and agency securities may be purchased directly from the issuer, in which case no commissions or premiums are paid. Investments in equity securities are generally traded on exchanges or on over-the-counter markets at fixed commission rates or on a net basis. In other countries, both debt and equity securities are traded on exchanges at fixed commission rates. Commissions on foreign transactions are generally higher than the negotiated commission rates available in the U.S. There is generally less government supervision and regulation of foreign stock exchanges and broker-dealers than in the U.S.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions.

The policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with best execution, the Fund's trades may be executed by dealers that also sell shares of John Hancock funds. However, the Adviser and Sub-Adviser do not consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions. To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, and may include to a lesser extent, the availability and value of research information and statistical assistance furnished to the Adviser and Sub-Adviser of the Fund. The Adviser has implemented policies and procedures (approved by the Fund's board of Trustees) reasonably designed to ensure that the Fund's selection of the broker-dealer is not influenced by considerations about the sales of Fund shares.

Where research is available for cash payments, the Adviser pays for such research fro its own resources, and not with brokerage commissions. In other cases, as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Adviser that such price is reasonable in light of the services provided and to such policies as the Trustees may adopt from time to time. For the fiscal year ended February 28, 2005, the Fund paid the Fund did not pay compensation to brokers for research services such as industry, economic and company reviews and evaluations of securities. "Commissions", as interpreted by the SEC, include fees paid to brokers for trades conducted on an agency basis, and certain mark-ups, mark-downs, commission equivalents and other fees received by dealers in riskless principal transactions placed in the over-the-counter market.

The term "brokerage and research services" includes research services received from broker-dealers which supplement the Adviser's or Sub-Adviser's own research (and the research of its affiliates), and may include the following types of information: statistical and background information on the U.S. and foreign economies, industry groups and individual companies; forecasts and interpretations with respect to the U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on federal, state, local and foreign political developments; portfolio management strategies; performance information on securities, indexes and investment accounts; and information concerning prices and ratings of securities. Broker-dealers may communicate such information electronically, orally, in written form or on computer software. Research services may also include the providing of electronic communication of trade information and, the providing of specialized consultations with the Adviser's or Sub-Adviser's personnel with respect to computerized systems and data furnished as a component of other research services, the arranging of meetings with management of companies, and the providing of access to consultants who supply research information.

The outside research assistance is useful to the Adviser or Sub-Adviser since the broker-dealers used by the Adviser or Sub-Adviser tend to follow a broader universe of securities and other matters than the Adviser's or Sub-Adviser's staff can follow. In addition, the research provides the Adviser or Sub-Adviser with a diverse perspective on financial markets. Research services provided to the Adviser or Sub-Adviser by broker-dealers are available for the benefit of all accounts managed or advised by the Adviser or by its affiliates, or by the Sub-Adviser or by its affiliates. Some broker-dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser's or Sub-Adviser's clients, including the Fund. However, the Fund is not under any obligation to deal with any broker-dealer in the execution of transactions in portfolio securities.

The Adviser and Sub-Adviser believe that the research services are beneficial in supplementing the Adviser's research and analysis and that they improve the quality of the Adviser's or Sub-Adviser's investment advice. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser or Sub-Adviser. The advisory fee paid by the Fund is not reduced because the Adviser receives such services. The receipt of research information is not expected to reduce significantly the expenses of the Adviser and Sub-Adviser. However, to the extent that the Adviser or Sub-Adviser would have purchased research services had they not been provided by broker-dealers, or would have developed comparable information through its own staff, the expenses to the Adviser or Sub-Adviser could be considered to have been reduced accordingly. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser or
Sub-Adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser or Sub-Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitment to allocate portfolio transactions upon any prescribed basis.

Broker-dealers may be willing to furnish statistical, research and other factual information or service to the Adviser for no consideration other than brokerage or underwriting commissions. Securities may be bought or sold from time to time through such broker-dealers on behalf of the Fund or the Adviser's other clients.

In effecting portfolio transactions on behalf of the Fund and the Adviser's other clients, the Adviser may from time to time instruct the broker-dealer that executes the transaction to allocate, or "step-out", a portion of the transaction to another broker-dealer. The broker-dealer to which the Adviser "stepped-out" would then settle and complete the designated portion of the transaction. Each broker-dealer would receive a commission or brokerage fee with respect to that portion of the transaction that it settles and completes.

While the Adviser and/or the Sub-Adviser will be primarily responsible for its allocation of the Fund's brokerage business, the policies and practices of the Adviser or Sub-Adviser in this regard must be consistent with the foregoing and at all times be subject to review by the Trustees. For the fiscal years ended February 28, 2003, February 29, 2004 and February 28, 2005, the Fund paid negotiated brokerage commissions of $148,090, $173,941 and $57,321, respectively.

Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through brokers affiliated with the Adviser and/or the Sub-Adviser ("Affiliated Brokers"). Affiliated Brokers may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers except for accounts for which the Affiliated Broker acts as clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company Act) of the Fund, the Adviser, the Sub-Adviser or the Affiliated Broker. Because the Adviser or Sub-Adviser that is affiliated with the Affiliated Broker has, as an investment adviser to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of Signator Investors, Inc., a broker-dealer ("Signator" or an "Affiliated Broker"). The Adviser's indirect parent, Manulife Financial, is the parent of another broker-dealer, John Hancock Distributors LLC (until December 31, 2004, Manulife Financial Securities, LLC) ("JH Distributors" or "Affiliated

Broker"). For the fiscal years ended February 28, 2003, February 29, 2004 and February 28, 2005, the Fund paid no brokerage commissions to any Affiliated Broker.

Other investment advisory clients advised by the Adviser or Sub-Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser or Sub-Adviser may average the transactions as to price and allocate the amount of available investments in a manner which the Adviser or Sub-Adviser believes to be equitable to each client, including the Fund. Because of this, client accounts in a particular style may sometimes not sell or acquire securities as quickly or at the same prices as they might if each were managed and traded individually.

For purchases of equity securities, when a complete order is not filled, a partial allocation will be made to each participating account pro rata based on the order size. For high demand issues (for example, initial public offerings), shares will be allocated pro rata by account size as well as on the basis of account objective, account size ( a small account's allocation may be increased to provide it with a meaningful position), and the account's other holdings. In addition, an account's allocation may be increased if that account's portfolio manager was responsible for generating the investment idea or the portfolio manager intends to buy more shares in the secondary market. For fixed income accounts, generally securities will be allocated when appropriate among accounts based on account size, except if the accounts have different objectives or if an account is too small to get a meaningful allocation. For new issues, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. However, if a partial allocation is too small to be meaningful, it may be reallocated based on such factors as account objectives, strategies, duration benchmarks and credit and sector exposure. For example, value funds will likely not participate in initial public offerings as frequently as growth funds. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser or Sub-Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., John Hancock Way, Suite 1001, Boston, MA 02217-1001, a wholly-owned indirect subsidiary of the Life Company is the transfer and dividend paying agent for the Fund. The Fund pays Signature Services a fee of 0.05% of its average daily net assets. For shares held of record in omnibus or other group accounts where administration and other shareholder services are provided by the Selling Firm or group administrator, the Selling Firm or administrator will charge a service fee to the Fund.

CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and The Bank of New York, One Wall Street, New York, New York 10286. Under the custodian agreement, The Bank of New York is performing custody, Foreign Custody Manager and fund accounting services.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent registered public accounting firm of the Fund are PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110.
PricewaterhouseCoopers LLP audits and renders an opinion on the Fund's annual financial statements and reviews the Fund's annual Federal income tax return. Until February 28, 2005, the independent registered public accounting firm of the Fund was Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts 02116.

APPENDIX A

Description of Securities Ratings1

Moody's Investors Service, Inc.


Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium grade obligations i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B:   Bonds which are rated B generally  lack  characteristics  of the  desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

--------------------------------------------------------------------------------
1 The ratings described here are believed to be the most recent ratings available at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise these ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent those which would be given to these securities on the date of a Fund's fiscal year-end.

C:   Bonds which are rated C are the lowest rated class of bonds,  and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Absence of Rating: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

     1.   An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.

     3.   There is a lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed, in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Commercial Paper

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months.

Issuers rated Prime-1 or P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-I or P-1 repayment ability will often be evidenced by the following characteristics:

     -    Leading market positions in well established industries.

     -    High rates of return on funds employed.

     - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2

Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability for repayment of senior short-term obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3

Issuers (or supporting institutions) rated Prime-3 (P-3) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Standard & Poor's Ratings Group

Investment Grade

AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

A:   Debt rated A has a strong  capacity  to pay  interest  and repay  principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative Grade

Debt rated BB, B, CCC, CC, and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC: The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus of minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter "P" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L: The letter "L" indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Saving & Loan Insurance Corp. or the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit the letter "L" indicates that the deposit, combined with other deposits, being held in the same right and capacity will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

Commercial Paper

Standard & Poor's describes its three highest ratings for commercial paper as follows:

A-1. This designation indicated that the degree of safety regarding timely payment is very strong.

A-2. Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3. Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

--------------------------------------------------------------------------------
Notes: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. A Portfolio is dependent on the Investment Adviser's judgment, analysis and experience in the evaluation of such bonds.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer's ability to make interest and principal payments.

APPENDIX B

SUMMARY OF PROXY VOTING

                           John Hancock Advisers, LLC
                     Sovereign Asset Management Corporation
                              Proxy Voting Summary

We believe in placing our clients' interests first. Before we invest in a particular stock or bond, our team of portfolio managers and research analysts look closely at the company by examining its earnings history, its management team and its place in the market. Once we invest, we monitor all our clients' holdings, to ensure that they maintain their potential to produce results for investors.

As part of our active investment management strategy, we keep a close eye on each company we invest in. Routinely, companies issue proxies by which they ask investors like us to vote for or against a change, such as a new management team, a new business procedure or an acquisition. We base our decisions on how to vote these proxies with the goal of maximizing the value of our clients' investments.

Currently, John Hancock Advisers, LLC ("JHA") and Sovereign Asset Management Corporation ("Sovereign") manage open-end funds, closed-end funds and portfolios for institutions and high-net-worth investors. Occasionally, we utilize the expertise of an outside asset manager by means of a subadvisory agreement. In all cases, JHA or Sovereign makes the final decision as to how to vote our clients' proxies. There is one exception, however, and that pertains to our international accounts. The investment management team for international investments votes the proxies for the accounts they manage. Unless voting is specifically retained by the named fiduciary of the client, JHA and Sovereign will vote proxies for ERISA clients.

In order to ensure a consistent, balanced approach across all our investment teams, we have established a proxy oversight group comprised of associates from our investment, operations and legal teams. The group has developed a set of policies and procedures that detail the standards for how JHA and Sovereign vote proxies. The guidelines of JHA have been approved and adopted by each fund client's board of trustees who have voted to delegate proxy voting authority to their investment adviser, JHA. JHA and Sovereign's other clients have granted us the authority to vote proxies in our advisory contracts or comparable documents.

JHA and Sovereign have hired a third party proxy voting service which has been instructed to vote all proxies in accordance with our established guidelines except as otherwise instructed.

In evaluating proxy issues, our proxy oversight group may consider information from many sources, including the portfolio manager, management of a company presenting a proposal, shareholder groups, and independent proxy research services. Proxies for securities on loan through securities lending programs will generally not be voted, however a decision may be made to recall a security for voting purposes if the issue is material.

Below are the guidelines we adhere to when voting proxies. Please keep in mind that these are purely guidelines. Our actual votes will be driven by the particular circumstances of each proxy. From time to time votes may ultimately be cast on a case-by-case basis, taking into consideration relevant facts and circumstances at the time of the vote. Decisions on these matters (case-by-case, abstention, recall) will normally be made by a portfolio manager under the supervision of the chief investment officer and the proxy oversight group. We may abstain from voting a proxy if we conclude that the effect on our clients' economic interests or the value of the portfolio holding is indeterminable or insignificant.

Proxy Voting Guidelines

Board of Directors

We believe good corporate governance evolves from an independent board.

We support the election of uncontested director nominees, but will withhold our vote for any nominee attending less than 75% of the board and committee meetings during the previous fiscal year. Contested elections will be considered on a case by case basis by the proxy oversight group, taking into account the nominee's qualifications. We will support management's ability to set the size of the board of directors and to fill vacancies without shareholder approval but will not support a board that has fewer than 3 directors or allows for the removal of a director without cause.

We will support declassification of a board and block efforts to adopt a classified board structure. This structure typically divides the board into classes with each class serving a staggered term.

In addition, we support proposals for board indemnification and limitation of director liability, as long as they are consistent with corporate law and shareholders' interests. We believe that this is necessary to attract qualified board members.

Selection of Auditors

We believe an independent audit committee can best determine an auditor's qualifications.

We will vote for management proposals to ratify the board's selection of auditors, and for proposals to increase the independence of audit committees.

Capitalization

We will vote for a proposal to increase or decrease authorized common or preferred stock and the issuance of common stock, but will vote against a proposal to issue or convert preferred or multiple classes of stock if the board has unlimited rights to set the terms and conditions of the shares, or if the shares have voting rights inferior or superior to those of other shareholders.

In addition, we will support a management proposal to: create or restore preemptive rights; approve a stock repurchase program; approve a stock split or reverse stock split; and, approve the issuance or exercise of stock warrants

Acquisitions, mergers and corporate restructuring

Proposals to merge with or acquire another company will be voted on a case-by-case basis, as will proposals for recapitalization, restructuring, leveraged buyout, sale of assets, bankruptcy or liquidation. We will vote against a reincorporation proposal if it would reduce shareholder rights. We will vote against a management proposal to ratify or adopt a poison pill or to establish a supermajority voting provision to approve a merger or other business combination. We would however support a management proposal to opt out of a state takeover statutory provision, to spin-off certain operations or divisions and to establish a fair price provision.

Corporate Structure and Shareholder Rights

In  general,  we  support  proposals  that  foster  good  corporate   governance
procedures and that provide shareholders with voting power equal to their equity interest in the company.

To preserve shareholder rights, we will vote against a management proposal to restrict shareholders' right to: call a special meeting and to eliminate a shareholders' right to act by written consent. In addition, we will not support a management proposal to adopt a supermajority vote requirement to change certain by-law or charter provisions or a non-technical amendment to by-laws or a charter that reduces shareholder rights.

Equity-based compensation

Equity-based compensation is designed to attract, retain and motivate talented executives and independent directors, but should not be so significant as to materially dilute shareholders' interests.

We will vote against the adoption or amendment of a stock option plan if:
   o the  compensation  committee is not fully  independent
   o plan dilution is more than 10% of  outstanding  common  stock,
   o the company allows or has allowed the re-pricing or replacement of underwater options in the past three fiscal years (or the exchange of underwater options) without shareholder approval.
   o the option is not premium priced or indexed, or does not vest based on future performance

With respect to the adoption or amendment of employee stock purchase plans or a stock award plan, we will vote against management if:
   o the plan allows stock to be purchased at less than 85% of fair market value;
   o this plan dilutes outstanding common equity greater than 10%
   o all stock purchase plans, including the proposed plan, exceed 15% of outstanding common equity
   o the  potential  dilution  from all company plans is more than 85%

With respect to director stock incentive/option plans, we will vote against management if:
   o the minimum vesting period for options or time lapsing restricted stock is less than one year
   o the potential dilution for all company plans is more than 85%

Other Business

For routine business matters which are the subject of many proxy related questions, we will vote with management proposals to:
   o change the company name;
   o approve other business;
   o adjourn meetings;
   o make technical amendments to the by-laws or charters;
   o approve financial statements;
   o approve an employment agreement or contract.

Shareholder Proposals

Shareholders are permitted per SEC regulations to submit proposals for inclusion in a company's proxy statement. We will generally vote against shareholder proposals and in accordance with the recommendation of management except as follows where we will vote for proposals:

   o calling for shareholder ratification of auditors;
   o calling for auditors to attend annual meetings;
   o seeking to increase board independence;
   o requiring minimum stock ownership by directors;
   o seeking to create a nominating committee or to increase the independence of the nominating committee;
   o seeking to increase the independence of the audit committee.

Corporate and social policy issues

We believe that "ordinary business matters" are primarily the responsibility of management and should be approved solely by the corporation's board of directors.

Proposals in this category, initiated primarily by shareholders, typically request that the company disclose or amend certain business practices. We generally vote against business practice proposals and abstain on social policy issues, though we may make exceptions in certain instances where we believe a proposal has substantial economic implications.

                           John Hancock Advisers, LLC
                     Sovereign Asset Management Corporation
                            Proxy Voting Procedures

The role of the proxy voting service

John Hancock Advisers, LLC ("JHA") and Sovereign Asset Management Corporation ("Sovereign") have hired a proxy voting service to assist with the voting of client proxies. The proxy service coordinates with client custodians to ensure that proxies are received for securities held in client accounts and acted on in a timely manner. The proxy service votes all proxies received in accordance with the proxy voting guidelines established and adopted by JHA and Sovereign. When it is unclear how to apply a particular proxy voting guideline or when a particular proposal is not covered by the guidelines, the proxy voting service will contact the proxy oversight group coordinator for a resolution.

The role of the proxy oversight group and coordinator

The coordinator will interact directly with the proxy voting service to resolve any issues the proxy voting service brings to the attention of JHA or Sovereign. When a question arises regarding how a proxy should be voted the coordinator contacts the firm's investment professionals and the proxy oversight group for a resolution. In addition the coordinator ensures that the proxy voting service receives responses in a timely manner. Also, the coordinator is responsible for identifying whether, when a voting issue arises, there is a potential conflict of interest situation and then escalating the issue to the firm's Executive Committee. For securities out on loan as part of a securities lending program, if a decision is made to vote a proxy, the coordinator will manage the return/recall of the securities so the proxy can be voted.

The role of mutual fund trustees

The boards of trustees of our mutual fund clients have reviewed and adopted the proxy voting guidelines of the funds' investment adviser, JHA. The trustees will periodically review the proxy voting guidelines and suggest changes they deem advisable.

Conflicts of interest

Conflicts of interest are resolved in the best interest of clients.

With respect to potential conflicts of interest, proxies will be voted in accordance with JHA's or Sovereign's predetermined policies. If application of the predetermined policy is unclear or does not address a particular proposal, a special internal review by the JHA Executive Committee or Sovereign Executive Committee will determine the vote. After voting, a report will be made to the client (in the case of an investment company, to the fund's board of trustees), if requested. An example of a conflict of interest created with respect to a proxy solicitation is when JHA or Sovereign must vote the proxies of companies that they provide investment advice to or are currently seeking to provide investment advice to, such as to pension plans.

APPENDIX C

                               John Hancock Funds

              Description of Portfolio Holdings Disclosure Policy

     General. The Board of Trustees has adopted a policy that governs when and by whom portfolio holdings information may be provided to investors, service providers to the fund or market participants. It is the policy of the fund to provide nonpublic information regarding fund's portfolio holdings only in the limited circumstances permitted by the policy and only where there is a legitimate business purpose for providing the information. The policy applies to the officers of the fund, the adviser, any subadviser, John Hancock Funds, its affiliates and their employees. This is a summary of the fund's policy. The Board of Trustees has approved this policy and must approve any material changes. In doing so, the Board has concluded that the limited circumstances where disclosure of non-public information is permitted are in the best interests of the fund. Under no circumstances may any person receive compensation for providing non-public information regarding the fund's holdings to any person.

   The Board is responsible for overseeing the policy and has delegated to the Chief Compliance Officer ("CCO") the responsibility for monitoring the use of nonpublic information and the fund's and the Adviser's compliance with this policy. In connection with the Board's oversight of the policy, the CCO will provide periodic reports to the Board on the implementation of the policy, and the Board will review at least annually a list of the entities that have received nonpublic information, the frequency of such disclosures and the business purpose thereof. In addition, the Board must approve any modifications to the policy.

   The CCO is required to report any material issues that may arise under the policy or disclosure in violation of this policy to the Board of Trustees. If the fund or another party subject to this policy desire to provide portfolio information that has not already been made public to a Nonaffiliated Person (as defined below), the Board or the CCO determines if the interests of the fund and the services providers may be in conflict in determining whether to supply that such information. If the Board or the CCO determines that no conflict exists, the Board or the CCO may authorize release of the information. If the CCO determines that a conflict exists, the CCO refers the conflict to the Board of Trustees. When considering a potential conflict, the Board of Trustees shall only permit such disclosure of the nonpublic information if in their reasonable business judgment they conclude such disclosure will be in the best interest of shareholders.

   The following defined terms are used in the policy and this summary.

Nonpublic Information. Portfolio holdings are considered Nonpublic Information until such holdings are posted on a publicly available website which is disclosed in the fund prospectus or until filed with the SEC via Edgar on either Form N-CSR or Form N-Q.

"Affiliated Persons" are: (a) persons affiliated with the Funds, (b) the Funds' investment adviser or principal underwriter or any affiliate of either entity,
(c) the investment adviser's ultimate parent, Manulife Financial Corporation ("MFC") or any affiliate thereof, (d) in the case of a particular Fund portfolio, the subadviser to the portfolio, or any affiliate of the subadviser,
(e) the Funds' custodian and (f) the Funds' certified public accountants.

"Nonaffiliated Persons" is any person who is not an Affiliated Person.


Public Disclosure. The Funds' portfolio holdings are disclosed in publicly available filings with the SEC (e.g. Form N-CSR or Form N-Q). The Funds also publish the following information on their website jhfunds.com:

(1) On the fifth business day after month-end, the following information for each fund will be posted on www.jhfunds.com: top ten holdings (% of each position); top ten sector analysis; total return/yield; top ten countries/SIC; average quality/maturity; beta/alpha/r2 (open-end funds only); top ten portfolio composition

(2) The following information regarding portfolio holdings will be posted on www.jhfunds.com each month on a one-month lag (i.e., information as of December 31 will be posted on February 1): security name; cusip; market value; shares/amount; coupon rate; maturity date

(3) With respect to Money Market Fund and U.S. Government Cash Reserve, the following information regarding portfolio holdings will be posted weekly on www.jhfunds.com: net assets; seven day yield; thirty day yield; % maturing in last seven days; portfolio breakdown by securities type; weighted average maturity

The information referenced in (1), (2), and (3) above will be available on the funds' website until a fund files its next Form N-CSR or Form N-Q with the Securities and Exchange Commission.

Disclosure of Portfolio Holdings to Nonaffiliated Persons

     Subject to monitoring and authorization by the CCO, persons subject to the policy may provide Nonpublic Information regarding portfolio holdings to Nonaffiliated Persons in the circumstances listed below. Each Nonaffiliated Person must agree to keep such information confidential and to prohibit its employees from trading on such information for personal or proprietary purposes. In addition, each Nonaffiliated Person must provide certification at least annually to the CCO stating that they have complied with the restrictions referenced above. The funds have ongoing relationships with any entities referenced below.

     Rating Organizations. Nonpublic Information regarding portfolio holdings will be provided to ratings organizations, such as Moodys, S&P, Morningstar and Lipper, for the purpose of reviewing the portfolio, the adviser or, if applicable, subadviser. Generally, this information is provided on a monthly basis, as soon as practical after the end of each month. The fund generally expects that it will continue to provide these rating organizations with such information. The Board believes that allowing rating organizations to have this information will provide the market with a rating for the fund and is in the best interests of shareholders.

     Risk Management, Attribution, Portfolio Analysis tools. Nonpublic Information regarding portfolio holdings may be provided to Factset, BondEdge, Investools, Salomon Yieldbook, Lehman Brothers Municipal Index Group, Wilshire, or other entities for the purpose of compiling reports and preparing data for use by the fund and its service providers. Generally, this information is provided on a daily or monthly basis, as soon as practical after the end of each day or month respectively. The fund generally expects that it will continue to provide these service providers with such information. The Board believes that having these analytical tools available to the fund and its service providers is in the best interests of shareholders.

     Proxy Voting Services. Nonpublic Information regarding portfolio holdings may be provided to IRRC, the fund's proxy voting service, for the purpose of voting proxies relating to portfolio holdings. The proxy voting service has regular access to the fund's portfolio holdings in order to determine if there are any securities held by the fund as to which there is upcoming shareholder action in which the fund is entitled to vote. The provision of this information is necessary in order to carry out the fund's proxy voting policy. The fund expects that it will continue to provide IRRC with such information.

     Computer Products and Services. Nonpublic Information regarding portfolio holdings may be provided to entities providing computer products and services to the Funds (for example, for the purpose of generating compliance reports or reports relating to proxy voting). These services may require regular, normally daily, access to the fund's portfolio holdings in order to provide the contracted services to the fund.

     Institutional Traders. Nonpublic Information regarding portfolio holdings may be provided to institutional traders to assist in research and trade execution. This information, which identifies current holdings without a time lag, is provided on an irregular basis and is normally only used to identify portfolio positions as to which the fund would welcome bids. The provision of this information is in the fund's best interest because it assists the fund in receiving the best possible price on the sale of portfolio holdings.

     Courts and Regulators. Nonpublic Information regarding portfolio holdings may be provided to any court or regulator with appropriate jurisdiction. The frequency and time lag depends upon the request. In providing this information, the fund is merely complying with its legal obligations.

     Other Nonaffiliated Persons or Other Circumstances. Nonpublic Information regarding portfolio holdings may be provided to other Nonaffiliated Persons or in other circumstances, if approved by the Board, the CCO or his or her designee. In determining whether to approve such disclosure, the Board or the CCO considers: (a) the purpose of providing such information, (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon and (c) whether such disclosure is in the best interest of the shareholders of the Fund. The time lag and frequency of the information being provided depends upon the nature of the request. The CCO only provides such information where the CCO has determined, in accordance with the authority delegated by the Board of Trustees, that the provision of the information is beneficial to the fund. The CCO is required to report to the Board of Trustees any provision of Non-Public information that falls in this category. The fund currently has an ongoing arrangement to provide to portfolio information to McMunn Associates, Inc., a financial printer, for the purpose of preparing fund shareholder reports and regulatory filings, typically within a week following the end of a reporting period.

Disclosure of Portfolio Holdings to Affiliated Persons

     Certain affiliated persons of the fund or its service providers need access to Non-Public information regarding portfolio holdings in order to provide their services to the fund. For example, employees of the Adviser or a subadviser who provide portfolio management or administrative services to the funds need current access to portfolio holdings to perform those services. Accountants need access to portfolio holdings in performing audits. In addition, some persons who work for the affiliates of the adviser may need access to Non-Public information to perform their roles. For example, risk management personnel of the Adviser's parent, may need to know the portfolio holdings in order to evaluate whether the Adviser's internal controls are being properly implemented or designed. Generally, affiliated persons that have access to Non-Public Information are provided that information without time lag and with such frequency as is necessary to perform their duties, which frequently is daily. While the fund generally expects that it will continue to provide these service providers with such information, there are no ongoing arrangements to provide such data. The following is a list of the categories of affiliated persons who may be given access to portfolio holdings.

        o The Adviser or, if applicable, any subadviser (as identified under "Investment Advisory and Other Services" in this Statement of Additional Information) and their employees - provision of information on-going and daily.
       o The fund's custodian, the Bank of New York, (and its employees) which requires information in order to provide its assigned services to the fund - provision of information on-going and daily.
       o The fund's certified public accounting firm, as identified under "Independent Registered Public Accounting Firm" in this Statement of Additional Information, and its employees who provide audit or other services to the fund - provision of information on an annual basis, such information being provided immediately after the end of the fund's fiscal year, in connection with the accounting firm's audit of financial statements.
       o Manulife, its affiliates and any of their employees, to the extent such entities or persons are acting in a legal, accounting, compliance, internal control or supervisory capacity but only to the extent that such access is required to enable those employees to perform their assigned duties which do not conflict with the interests of the fund - provision of information is not on a scheduled basis, but rather on an as-needed basis to perform the functions referenced above.

     Each Affiliated Person must agree to keep such information confidential and to prohibit its employees from trading on such information for personal or proprietary purposes. In addition, each Affiliated Person must provide certification at least annually to the CCO stating that they have complied with the restrictions referenced above. As with any of the fund's policies, the CCO is charged with reviewing its implementation and evaluating periodically if it is reasonably designed to comply with the federal securities laws. The CCO will, in that process, consider whether the access outlined above to Affiliated Persons continues to be appropriate.

       The Board or the CCO may authorize the provision of any Nonpublic Information regarding portfolio holdings to other Affiliated Persons. If authorized by the CCO, the CCO must report such approval to the Board of Trustees.

FINANCIAL STATEMENTS

The financial statements listed below are included in the Fund's 2005 Annual Report to Shareholders for the year ended February 28, 2005; (filed electronically on April 28, 2005, accession number 0000928816-05-000612) and are included in and incorporated by reference into Part B of the Registration Statement for John Hancock Institutional Series Trust (file nos. 33-86102 and 811-8852).

John Hancock Institutional Series Trust
  John Hancock Independence Diversified Core Equity Fund II

  Statement of Assets and Liabilities as of February 28, 2005.
  Statement of Operations for the year ended February 28, 2005.
  Statement of Changes in Net Asset for each of the two years in the period ended February 28, 2005.
  Financial Highlights for each of the 5 years in the period ended
    February 28, 2005.
  Schedule of Investments as of February 28, 2005.
  Notes to Financial Statements.
  Report of Independent Auditors.

                    JOHN HANCOCK INSTITUTIONAL SERIES TRUST

                                     PART C.

                               OTHER INFORMATION

Item 23.  Exhibits:

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 24. Persons Controlled by or under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with Registrant.

Item 25.  Indemnification.

Indemnification provisions relating to the Registrant's Trustees, officers, employees and agents is set forth in Article IV of the Registrant's Declaration of Trust included as Exhibit 1 herein.

Under Section 12 of the Distribution Agreement, John Hancock Funds, LLC ("John Hancock Funds") has agreed to indemnify the Registrant and its Trustees, officers and controlling persons against claims arising out of certain acts and statements of John Hancock Funds.

Section 9(a) of the By-Laws of John Hancock Life Insurance Company ("the Insurance Company") provides, in effect, that the Insurance Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the Insurance Company who serves as a Trustee or officer of the Registrant at the direction or request of the Insurance Company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Insurance Company. In addition, no such person will be indemnified by the Insurance Company in respect of any final adjudication unless such settlement shall have been approved as in the best interests of the Insurance Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote, or by vote of the policyholders. The Insurance Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined not to be entitled to indemnification.

Article V of the Limited Liability Company Agreement of John Hancock Advisers, LLC ("the Adviser") provide as follows:

"Section 5.06. Indemnification and Exculpation."
               -------------------------------

         (a) No Indemnitee, and no shareholder, director, officer, member, manager, partner, agent, representative, employee or Affiliate of an Indemnitee, shall have any liability to the Company or to any Member for any loss suffered by the Company (or the Corporation) which arises out of any action or inaction by such Indemnitee with respect to the Company (or the Corporation) if such Indemnitee so acted or omitted to act (i) in the good faith (A) belief that such course of conduct was in, or was not opposed to, the best interests of the Company (or the Corporation), or (B) reliance on the provisions of this Agreement, and (ii) such course of conduct did not constitute gross negligence or willful misconduct of such Indemnitee.

         (b) The Company shall, to the fullest extent permitted by applicable law, indemnify each person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was, or has agreed to become, a Director or Officer, or is or was serving, or has agreed to serve, at the request of the Company (or previously at the request of the Corporation), as a director, officer, manager or trustee of, or in a similar capacity with, another corporation, partnership, limited liability company, joint venture, trust or other enterprise (including any employee benefit plan) (all such persons being referred to hereafter as an "Indemnitee"), or by reason of any action alleged to have been taken or omitted in such capacity, against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by or on behalf of an Indemnitee in connection with such action, suit or proceeding and any appeal therefrom.

         (c) As a condition precedent to his right to be indemnified, the Indemnitee must notify the Company in writing as soon as practicable of any action, suit, proceeding or investigation involving him for which indemnity hereunder will or could be sought. With respect to any action, suit, proceeding or investigation of which the Company is so notified, the Company will be entitled to participate therein at its own expense and/or to assume the defense thereof at its own expense, with legal counsel reasonably acceptable to the Indemnitee.

         (d) In the event that the Company does not assume the defense of any action, suit, proceeding or investigation of which the Company receives notice under this Section 5.06, the Company shall pay in advance of the final disposition of such matter any expenses (including attorneys' fees) incurred by an Indemnitee in defending a civil or criminal action, suit, proceeding or investigation or any appeal therefrom; provided, however, that the payment of such expenses incurred by an Indemnitee in advance of the final disposition of such matter shall be made only upon receipt of an undertaking by or on behalf of the Indemnitee to repay all amounts so advanced in the event that it shall ultimately be determined that the Indemnitee is not entitled to be indemnified by the Company as authorized in this Section 5.06, which undertaking shall be accepted without reference to the financial ability of the Indemnitee to make such repayment; and further provided that no such advancement of expenses shall be made if it is determined that (i) the Indemnitee did not act in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interests of the Company, or (ii) with respect to any criminal action or proceeding, the Indemnitee had reasonable cause to believe his conduct was unlawful.

         (e) The Company shall not indemnify an Indemnitee seeking indemnification in connection with a proceeding (or part thereof) initiated by such Indemnitee unless the initiation thereof was approved by the Board of Directors. In addition, the Company shall not indemnify an Indemnitee to the extent such Indemnitee is reimbursed from the proceeds of insurance, and in the event the Company makes any indemnification payments to an Indemnitee and such Indemnitee is subsequently reimbursed from the proceeds of insurance, such Indemnitee shall promptly refund such indemnification payments to the Company to the extent of such insurance reimbursement.

         (f) All determinations hereunder as to the entitlement of an Indemnitee to indemnification or advancement of expenses shall be made in each instance by
(a) a majority vote of the Directors consisting of persons who are not at that time parties to the action, suit or proceeding in question ("Disinterested Directors"), whether or not a quorum, (b) a majority vote of a quorum of the outstanding Common Shares, which quorum shall consist of Members who are not at that time parties to the action, suit or proceeding in question, (c) independent legal counsel (who may, to the extent permitted by law, be regular legal counsel to the Company), or (d) a court of competent jurisdiction.

         (g) The indemnification rights provided in this Section 5.06 (i) shall not be deemed exclusive of any other rights to which an Indemnitee may be entitled under any law, agreement or vote of Members or Disinterested Directors or otherwise, and (ii) shall inure to the benefit of the heirs, executors and administrators of the Indemnitees. The Company may, to the extent authorized from time to time by its Board of Directors, grant indemnification rights to other employees or agents of the Company or other persons serving the Company and such rights may be equivalent to, or greater or less than, those set forth in this Section 5.06. Any indemnification to be provided hereunder may be provided although the person to be indemnified is no longer a Director or Officer.

Item 26.  Business and Other Connections of Investment Advisers.

For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and Directors of the Adviser, reference is made to Form ADV (801-8124) filed under the Investment Advisers Act of 1940, which is incorporated herein by reference.

Item 27.  Principal Underwriters.

(a) John Hancock Funds acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Cash Reserve, Inc., John Hancock Bond Trust, John Hancock Current Interest, John Hancock Series Trust, John Hancock Tax-Free Bond Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Sovereign Bond Fund, John Hancock Tax-Exempt Series, John Hancock Strategic Series, John Hancock World Fund, John Hancock Investment Trust, John Hancock Institutional Series Trust, John Hancock Investment Trust II, and John Hancock Investment Trust III and John Hancock Equity Trust.

(b) The following table lists, for each director and officer of John Hancock Funds, the information indicated.


  Name and Principal                Positions and Offices                  Positions and Offices
   Business Address                    with Underwriter                       with Registrant
   ----------------                    ----------------                       ---------------

James A. Shepherdson                  Director,President                         Trustee, President
101 Huntington Avenue                 and Chief Executive Officer            and Chief Executive Officer
Boston, Massachusetts

Peter Copestake                            Treasurer                                 None
200 Bloor Street
Toronto, Ontario

Marc Costantini                            Director                                  None
601 Congress St.
Boston, Massachusetts

John D. DesPrez III                        Director                                  None
601 Congress St.
Boston, Massachusetts

Keith F. Hartstein                    Executive Vice President                       None
101 Huntington Avenue
Boston, Massachusetts

John T. Litzow                          Senior Vice President                        None
101 Huntington Avenue
Boston, Massachusetts

Karen F. Walsh                            Vice President                             None
101 Huntington Avenue
Boston, Massachusetts

Jeffrey H. Long                     Vice President, Controller and                   None
101 Huntington Avenue                    Assistant Treasurer
Boston, Massachusetts

Kristine McManus                          Vice President                             None
101 Huntington Avenue
Boston, Massachusetts

Mitchell Karman                         Compliance Officer                           None
500 Boylston Street
Boston, Massachusetts

William H. King                        Assistant Treasurer                           Vice President
101 Huntington Avenue                                                                and Treasurer
Boston, Massachusetts

     (c) None.

Item 28. Location of Accounts and Records

         The Registrant maintains the records required to be maintained by it under Rules 31a-1 (a), 31a-a(b), and 31a-2(a) under the Investment Company Act of 1940 as its principal executive offices at 101 Huntington Avenue, Boston Massachusetts 02199-7603. Certain records, including records relating to Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of Registrant's Transfer Agent and Custodian.

Item 29. Management Services

         Not applicable.

Item 30. Undertakings

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 30th day of June, 2005.


                              JOHN HANCOCK INSTITUTIONAL SERIES TRUST

                              By:      *
                              -----------------------
                              James A. Shepherdson
                              President and Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, the Registration has been signed below by the following persons in the capacities and on the dates indicated.



     Signature                                     Title                             Date
     ---------                                     -----                             ----

         *
------------------------                    Trustee, President                     June 30, 2005
James A. Shepherdson                        and Chief Executive Officer

/s/William H. King                          Vice President and Treasurer
------------------------                    (Chief Accounting Officer)
William H. King

         *
------------------------                    Trustee
James F. Carlin

         *
------------------------                    Trustee
Richard P. Chapman, Jr.

         *
------------------------                    Trustee
William H. Cunningham

         *
------------------------                    Trustee
Ronald R. Dion

         *
------------------------                    Chairman and Trustee
Charles L. Ladner

         *
------------------------                    Trustee
John A. Moore

         *
------------------------                    Trustee
Patti McGill Peterson

         *
------------------------                    Trustee
Steven R. Pruchansky

         *
------------------------                    Trustee
Norman H. Smith




By:      /s/Alfred P. Ouellette                                                    June 30, 2005
         ----------------------
         Alfred P. Ouellette
         Attorney-in-Fact, under
         Power of Attorney dated
         January 1, 2005.


John Hancock Bond Trust                                          John Hancock Series Trust
John Hancock California Tax-Free Income Fund                     John Hancock Sovereign Bond Fund
John Hancock Capital Series                                      John Hancock Strategic Series
John Hancock Current Interest                                    John Hancock Tax-Free Bond Trust
John Hancock Equity Trust                                        John Hancock Tax-Exempt Series Trust
John Hancock Institutional Series Trust                          John Hancock World Fund
John Hancock Investment Trust
John Hancock Investment Trust II
John Hancock Investment Trust III

                                POWER OF ATTORNEY
                                -----------------

     The undersigned Trustee of each of the above listed Trusts, each a Massachusetts business trust, does hereby severally constitute and appoint SUSAN
S. NEWTON, WILLIAM H. KING AND ALFRED P. OUELLETTE, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust under the Investment Company Act of 1940, as amended (the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

         IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 1st day of January, 2005.

/s/James F. Carlin                           /s/Charles L. Ladner
---------------------------------            -----------------------------------
James F. Carlin                              Charles L. Ladner, as Chairman

/s/ Richard P. Chapman, Jr.                  /s/John A. Moore
---------------------------------            -----------------------------------
Richard P. Chapman, Jr.                      John A. Moore

/s/ William J. Cosgrove                      /s/Patti McGill Peterson
---------------------------------            -----------------------------------
William J. Cosgrove                          Patti McGill Peterson

/s/William H. Cunningham                     /s/Steven R. Pruchansky
---------------------------------            -----------------------------------
William H. Cunningham                        Steven R. Pruchansky

/s/Ronald R. Dion                            /s/James A. Shepherdson
---------------------------------            -----------------------------------
Ronald R. Dion                               James A. Shepherdson

                                             /s/Norman H. Smith
                                             -----------------------------------
                                             Norman H. Smith

                       JOHN HANCOCK INSTITUTIONAL SERIES
                       ---------------------------------
                                INDEX TO EXHIBITS
                                -----------------

99.(a)          Amended and Restated Declaration of Trust dated
                March 8, 2005.+

99.(b)          By laws.  Amended and Restated By-Laws dated
                March 8, 2005.+

99.(c) Instruments Defining Rights of Securities Holders. See exhibits 99.(a) and 99.(b).

99.(d) Investment Advisory Contracts. Investment Management Contracts between John Hancock Advisers, Inc. and the Registrant on behalf of John Hancock Independence Diversified Core Equity Fund II and John Hancock Berkeley Dividend Performers Fund.*

99.(d).1        Sub-Investment Management Contracts among the
                Registrant on behalf of John Hancock Independence Diversified Core Equity Fund II, John Hancock Advisers, Inc., and Independence Investment Associates, Inc.*

99.(d).4        Reduction in management fees.#

99.(d).5 Amendment to Sub-Investment Management Contract on behalf of John Hancock Independence Diversified Core Equity Fund II, Independence Investment, LLC and John Hancock, LLC dated June 7, 2002.######

99.(e) Underwriting Contracts. Distribution Agreement between the Registrant and John Hancock Funds, Inc. dated January 30, 1995.*

99.(e).1 Amendment to Distribution Agreement between the Registrant and John Hancock Funds, Inc. dated December 11, 1995.**

99.(f)          Bonus or Profit Sharing Contracts.  Not Applicable.

99.(g) Custodian Agreements. Custodian Agreement between John Hancock Mutual Funds and Bank of New York dated
                September 10, 2001.######

99.(h) Other Material Contracts. Transfer Agency and Service Agreement between the Registrant and John Hancock Signature Services, Inc. dated June 1, 1998.#

99.(h).1 Accounting and Legal Services Agreement between John Hancock Advisers, Inc. and Registrant as of January 1, 1996.***

99.(h).2 Amendment to the Amended and Restated Transfer Agency and Service Agreement between John Hancock Funds and John Hancock Signature Services, Inc. dated June 1, 1998 and Anti-Money Laundering and Privacy effective July 1, 2003.########

99.(i)          Legal Opinion with respect to the Registrant.+

99.(j)          Other Opinions. Auditor's Consent.+

99.(k)          Omitted Financial Statements.  Not Applicable.

99.(l) Initial Capital Agreement Subscription agreement between Registrant and John Hancock Advisers, Inc. dated
                January 12, 1995.*

99.(m)          Not Applicable.

99.(n)          Rule 18f-3 Plan. Not Applicable.

99.(p) Code of Ethics-Independence Investment LLC Amended and Restated as of April 14, 2004.########

99.(p).1 Code of Ethics of John Hancock Advisers, LLC, each of the John Hancock Funds, and John Hancock Funds, LLC dated
                February 1, 2005.+

* Previously filed electronically with post-effective amendment number 1 (file nos. 811-8852 and 33-86102) on September 8, 1995, accession number 0000950135-95-001879.

** Previously filed electronically with post-effective amendment number 4 (file nos. 811-8852 and 33-86102) on January 5, 1996, accession number 0000950135-96-000075.

*** Previously filed electronically with post-effective amendment number 5 (file nos. 811-8852 and 33-86102) on June 24, 1996, accession number 0001010521-96-000102.

**** Previously Filed electronically with post-effective amendment number 7 file nos. 811-8852 and 33-86102) on April 30, 1997, accession number 0001010521-97-000281.

# Previously filed electronically with post-effective amendment number 12 (file number 811-8852 and 33-86102) on July 29, 1999, accession number 0001010521-00-000250.

## Previously filed electronically with post-effective amendment number 13 (file number 811-8852 and 33-86102) on June 27, 2000, accession number 0001010521-00-000333.

### Previously filed electronically with post-effective amendment number 14 (file number 811-8852 and 33-86102) on April 25, 2001, accession number 0001010521-01-50009.

#### Previously filed electronically with post-effective amendment number 16 (file number 811-8852 and 33-86102) on June 25, 2001, accession number 0001010521-01-5000063.

##### Previously filed electronically with post-effective amendment number 17 (file number 811-8852 and 33-86102) on April 24, 2002, accession number 0001010521-02-000171.

###### Previously filed electronically with post-effective amendment number 18 (file number 811-8852 and 33-86102) on June 27, 2002, accession number 0001010521-02-000221.

####### Previously filed electronically with post-effective amendment number 19 (file number 811-8852 and 33-86102) on June 26, 2003, accession number 0001010521-03-000201.

######## Previously filed electronically with post-effective amendment number 20
         (file number 811-8852 and 33-86102) on June 29, 2004, accession number 0001010521-04-000118.

+        Filed herewith.